Registration Nos.33-8214
                                                                        811-4813

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

               Pre-Effective Amendment No.                              |_|

               Post-Effective Amendment No. 100                         |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|

               Amendment No. 104                                        |X|
                        (Check appropriate box or boxes.)

                                 ---------------

                     Standish, Ayer & Wood Investment Trust
                  ---------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
               --------------------------------------------------
                    (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 375-1760

                              ERNEST V. KLEIN, Esq.
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109
                      -------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    |_|    Immediately upon filing pursuant to Rule 485(b)

    |_|    On May 1, 2000 pursuant to Rule 485(b)

    |_|    60 days after filing pursuant to Rule 485(a)(1)

    |_|    On [date] pursuant to Rule 485(a)(1)

    |_|    75 days after filing pursuant to Rule 485(a)(2)

    |X|    On January 1, 2001 pursuant to Rule 485(a)(2)

                             ----------------------

This Post-Effective Amendment has been executed by Standish, Ayer & Wood Master Portfolio.

                                               [LOGO] STANDISH FUNDS(R)

Prospectus
----------------------------------------------------
January 1, 2001
                              Standish Crossover Bond Fund

                              Standish Opportunistic High Yield Fund

                              Standish Opportunistic Emerging
                              Markets Debt Fund

                              The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents
--------------------------------------------------------------------------------

                               Risk/Return Summary.............................3
                                  Who may want to invest.......................3
                                  Mutual fund risks............................3
                                  Crossover Bond Fund..........................4
                                  Opportunistic High Yield Fund................6
                                  Opportunistic Emerging Markets Debt Fund.....8

                               The Funds' Investments and Related Risks.......10
                                  Additional investment policies..............11

                               The Investment Adviser.........................12
                                  About Standish(R)...........................12
                                  Fund managers...............................13
                                  Advisory services and fees..................13
[GRAPHIC OMITTED]
                               Investment and Account Information.............14
                                  How to purchase shares......................14
                                  How to exchange shares......................15
                                  How to redeem shares........................15
                                  Transaction and account policies............16
                                  Valuation of shares.........................16
                                  Dividends and distributions.................16

                               Fund Details...................................17
                                  Taxes.......................................17
                                  The funds' service providers................17

                               For More Information...........................20


Standish Crossover Bond, Opportunistic High
Yield and Emerging Markets Debt Funds          2

Risk/Return Summary
--------------------------------------------------------------------------------

Standish, Ayer & Wood, Inc. manages each fund. Standish believes that discovering pockets of inefficiency is the key to adding value to fixed income investments. Standish focuses on identifying undervalued sectors and securities and deemphasizes the use of interest rate forecasting. Standish looks for fixed income securities with the most potential for added value, such as those with unique structural characteristics or innovative features and the potential for credit upgrades.

Standish currently manages more than $45 billion of assets for a broad range of clients in the U.S. and abroad.

Who may want to invest

These fixed income funds may be appropriate for investors:

o     Looking to diversify a fixed income portfolio with a high level of income.

o Willing to tolerate fluctuations in bond prices due to interest rate changes.

o Looking for higher returns than an investmet grade bond fund and are willing to tolerate greaer volatility.

In addition, for Opportunistic Emerging Markets Debt Fund:

o Looking to diversify a fixed income portfolio beyond just developed foreign markets.

o Prepared to accept the heightened risks associated with investing in emerging markets.

Descriptions of the funds begin on the next page and include more information about each fund's key investments and strategies, principal risk factors, past performance and expenses.

Mutual fund risks

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                     Standish Crossover Bond, Opportunistic High
                                3          Yield and Emerging Markets Debt Funds

Risk Return Summary
--------------------------------------------------------------------------------

                               Crossover Bond Fund

Investment objective

To maximize total return, consistent with preserving principal, primarily through the generation of current income and capital appreciation.

Key investments and strategies

The fund invests, under normal circumstances, at least 80% of assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as preferred stocks, convertible bonds, bank loans, warrants and tax-exempt bonds. At least 95% of the assets are U.S. dollar denominated or currency hedged to seek to protect the U.S. dollar value of the fund's assets. The fund may also invest in futures contracts and options in an attempt to manage portfolio risks and enhance returns.

Credit quality

The fund invests primarily in below investment grade securities with an emphasis on those issues that appear likely to be upgraded. Many of these securities have higher yields and offer a higher level of current income than U.S. government bonds but at heightened levels of risk. As a result, the fund may realize substantial capital appreciation over time. At the time of purchase, at least 90% of the fund's assets must be rated BB-/Ba3 or higher.

Targeted average portfolio credit quality

In the range of BB+/Ba1 to BB-/Ba3.

Maturity

The fund generally will maintain an average dollar-weighted effective maturity of 5 to 13 years but may invest in individual securities of any maturity.

How investments are selected

The adviser focuses on identifying undervalued sectors and securities, and minimizes the use of interest rate anticipation strategies. The adviser selects securities for the fund's portfolio by:

o Employing top down quantitative and macro-economic analysis to allocate assets to undervalued sectors to seek to maximize investment returns.

o Using fundamental analysis to identify those securities with the most potential for capital appreciation, such as those that offer favorable relative value and the best opportunity for credit upgrade.

o     Targeting individual issues that that are rated in the BB rating category.

o Focusing on securities in areas of the yield curve that offer the most favorable risk/return characteristics.

Principal risks of investing in the fund

Investors could lose money on their investments in the fund or the fund could under perform other possible investments if any of the following occurs:

o Interest rates rise, which will make the prices of fixed income securities and the value of the fund's portfolio go down.

o The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade fixed income securities.

o When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

o When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

o Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

o During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures contracts or closing out its position at a price which the adviser believes would be advantageous to the fund.

Other risks

There is a greater risk that the fund will lose money because it invests primarily in high yield securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

The fund is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than other funds. To the extent the fund invests more of its assets in a single issuer, the fund's share price may be adversely affected by events affecting that issuer.


Standish Crossover Bond, Opportunistic High
Yield and Emerging Markets Debt Funds          4

--------------------------------------------------------------------------------

Total return performance

Because the fund is newly organized, it does not yet have a performance history which can be shown in a bar chart or total return table.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Other expenses are based upon estimates for the current fiscal year.

                                                    Crossover
                                                    Bond Fund

Shareholder fees (fees paid
directly from your investment)                        None

Annual fund operating expenses(1)
(expenses that are deducted
from fund assets)

   Management fees                                    0.40%

   Distribution (12b-1) fees                          None

   Other expenses                                     0.20%

   Total annual fund operating
   expenses                                           0.60%

(1)Because Standish has agreed to cap the fund's operating expenses, actual expenses are estimated to be:

   Management fees                                       0%

   Other expenses                                     0.05%

   Total annual fund
   operating expenses                                 0.05%

This cap may be changed or eliminated.

Expense Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     After               After
                                    1 year              3 years

Crossover Bond Fund                   $61                $194


                                     Standish Crossover Bond, Opportunistic High
                                5          Yield and Emerging Markets Debt Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                          Opportunistic High Yield Fund

Investment objective

To maximize total return, consistent with preserving principal, primarily through the generation of current income and, to a lesser extent, capital appreciation.

Key investments and strategies

The fund invests, under normal circumstances, at least 80% of assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as convertible bonds, bank loans, preferred stocks, warrants and tax-exempt bonds. At least 95% of the assets are U.S. dollar denominated or currency hedged to seek to protect the U.S. dollar value of the fund's assets. The fund may also invest in futures contracts and options in an attempt to manage portfolio risks and enhance returns.

Credit quality

The fund invests at least 65% of assets in below investment grade securities with an emphasis on those issues that appear likely to be upgraded. Many of these securities have higher yields and offer a higher level of current income than U.S. government bonds but at heightened levels of risk. As a result, the fund may realize substantial capital appreciation over time.

Targeted average portfolio credit quality

In the range of BB+/Ba1 to B/B2.

Maturity

The fund generally will maintain an average dollar-weighted effective maturity of 5 to 13 years but may invest in individual securities of any maturity.

How investments are selected

The adviser focuses on identifying undervalued sectors and securities, and minimizes the use of interest rate anticipation strategies. The adviser achieves this by selecting securities for the fund's portfolio by:

o Employing top down quantitative and macro-economic analysis to allocate assets to undervalued sectors to seek to maximize investment returns.

o Using fundamental analysis to identify those securities with the most potential for capital appreciation, such as those that offer favorable relative value and the best opportunity for credit upgrade.

o Targeting individual issues that that are rated in the BB and B rating categories.

o Focusing on securities in areas of the yield curve that offer the most favorable risk/return characteristics.

Principal risks of investing in the fund

Investors could lose money on their investments in the fund or the fund could under perform other possible investments if any of the following occurs:

o Interest rates rise, which will make the prices of fixed income securities and the value of the fund's portfolio go down.

o The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade fixed income securities.

o When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

o When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

o Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

o During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures contracts or closing out its position at a price which the adviser believes would be advantageous to the fund.

Other risks

There is a greater risk that the fund will lose money because it invests primarily in high yield securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

The fund is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than other funds. To the extent the fund invests more of its assets in a single issuer, the fund's share price may be adversely affected by events affecting that issuer.


Standish Crossover Bond, Opportunistic High
Yield and Emerging Markets Debt Funds          6

--------------------------------------------------------------------------------

Total return performance

Because the fund is newly organized, it does not yet have a performance history which can be shown in a bar chart or total return table.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Other expenses are based upon estimates for the current fiscal year.

                                                  Opportunistic
                                                      High
                                                   Yield Fund

Shareholder fees (fees paid
directly from your investment)                        None

Annual fund operating expenses(1)
(expenses that are deducted
from fund assets)

   Management fees                                    0.40%

   Distribution (12b-1) fees                          None

   Other expenses                                     0.20%

   Total annual fund operating
   expenses                                           0.60%

(1)Because Standish has agreed to cap the fund's operating expenses, actual expenses are estimated to be:

   Management fees                                       0%

   Other expenses                                     0.05%

   Total annual fund
   operating expenses                                 0.05%

This cap may be changed or eliminated.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     After               After
                                    1 year              3 years

Opportunistic High Yield Fund         $61                $194


                                     Standish Crossover Bond, Opportunistic High
                                7          Yield and Emerging Markets Debt Funds

Risk/Return Summary
--------------------------------------------------------------------------------

                    Opportunistic Emerging Markets Debt Fund

Investment objective

The fund's investment objective is to generate a high total return through a combination of capital appreciation and income, to the extent consistent with prudent investment risk. The fund pursues this objective by investing primarily in lower quality emerging market government and corporate bonds.

Key investments and strategies

The fund invests, under normal circumstances, at least 65% of assets in lower quality fixed income securities issued by governments, companies and banks of emerging markets, as well as preferred stocks, warrants and tax-exempt bonds. At least 65% of the assets are U.S. dollar denominated or currency hedged to seek to protect the U.S. dollar value of the fund's assets. The fund may also invest in futures contracts, and options in an attempt to manage portfolio risks and enhance returns.

Credit quality

The fund invests at least 65% of assets in below investment grade emerging market securities. Many of these securities have higher yields and offer a higher level of current income than U.S. government bonds but at heightened levels of risk. The fund may realize substantial capital appreciation or depreciation over a short time. The fund may invest in securities of any credit quality, including securities that are in default as to principal or interest.

Targeted average portfolio credit quality

In the range of BB/Ba to B/B2.

Maturity

The fund generally will maintain an average dollar-weighted effective maturity of 5 to 13 years but may invest in individual securities of any maturity.

How investments are selected

The adviser uses an investment process that combines top down country allocation and bottom up security selection. The adviser selects individual securities for investment by:

o Employing a top down approach to investing in countries that it believes are undergoing positive fundamental change or that are fundamentally mispriced. The approach emphasizes fundamental and quantitative research and considers factors such as economic growth, social and political risk, and fiscal and monetary policy.

o Selecting individual issues based upon fundamental and quantitative assessment emphasizing relative creditworthiness, yield to maturity, interest rate spread, duration and liquidity.

o Selecting individual securities to create exposure to foreign currencies that it believes will provide a high level of income or the potential for capital appreciation.

Principal risks of investing in the fund

Investors could lose money on their investments in the fund or the fund could under perform other possible investments if any of the following occurs:

o Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

o The adviser is not able to adequately protect the U.S. dollar value of the fund's assets through currency hedging at times when the value of foreign currencies in which some of the fund's securities are denominated declines relative to the U.S. dollar.

o The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade fixed income securities.

o When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

o Interest rates rise, which will make the prices of fixed income securities and the value of the fund's portfolio go down.

o During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures or swap contracts, or closing out its position at a price which the adviser believes would be advantageous to the fund.

There is a greater risk that the fund will lose money because it invests primarily in high yield securities of emerging market issuers. Many of these securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

The fund is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than other funds. To the extent the fund invests more of its assets in a single issuer, the fund's share price may be adversely affected by events affecting that issuer.


Standish Crossover Bond, Opportunistic High
Yield and Emerging Markets Debt Funds          8

--------------------------------------------------------------------------------

Total return performance

Because the fund is newly organized, it does not yet have a performance history which can be shown in a bar chart or total return table.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Other expenses are based upon estimates for the current fiscal year.

                                               Opportunistic
                                             Emerging Markets
                                                 Debt Fund

Shareholder fees (fees paid
directly from your investment)                     None

Annual fund operating expenses(1)
(expenses that are deducted
from fund assets)

   Management fees                                 0.50%

   Distribution (12b-1) fees                       None

   Other expenses                                  0.50%

   Total annual fund operating
   expenses                                        1.00%

(1)Because Standish has agreed to cap the fund's operating expenses, actual expenses are estimated to be:

   Management fees                                    0%

   Other expenses                                  0.05%

   Total annual fund
   operating expenses                              0.05%

This cap may be changed or eliminated.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
                                     After               After
                                    1 year              3 years

Opportunistic Emerging
Markets Debt Fund                    $102                $322


                                     Standish Crossover Bond, Opportunistic High
                                9          Yield and Emerging Markets Debt Funds

The Funds' Investments and Related Risks
--------------------------------------------------------------------------------

The funds may invest in a wide range of fixed income securities.

Additional Information About the Funds' Principal Investments

Fixed income investments Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, bank loans, loan assignments and participations, convertible securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; and foreign governments and their political subdivisions. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Bank loans are privately negotiated loans issued by one or more banks or other types of financial institutions to a foreign company or government. The fund's investment in these loans may be in the form of participations and assignments. In a participation, the fund acquires the right to receive a portion of the amount repaid by the borrower. In an assignment, the fund acquires direct rights against the borrower for a portion of the loan. Investments in bank loans, participations and assignments involve special risks, including a lack of liquidity and the risk that the borrower and the lender may default on their obligations.

Information About the Funds' Other Investment Strategies

Foreign Investments The Crossover Bond Fund and Opportunistic High Yield Fund will purchase securities denominated in currencies only of countries with advanced or transition economies as defined by the International Monetary Fund
(IMF). The IMF currently considers the following foreign countries and countries within the following regions to have advanced or transition economies: Western European countries, Canada, Australia, New Zealand, Israel, Japan, Hong Kong, Singapore and Taiwan.

Sovereign Default Risk The Opportunistic Emerging Markets Fund invests in sovereign debt securities of foreign governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

The Opportunistic High Yield Fund may invest up to 10% of assets in common stock.


Standish Crossover Bond, Opportunistic High
Yield and Emerging Markets Debt Funds          10

--------------------------------------------------------------------------------

Additional Investment Policies

Credit quality Securities are considered below investment grade if rated below the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating or are unrated securities that the adviser believes are of comparable quality.

The Crossover Bond and Opportunistic High Yield Funds may only purchase securities rated B-/B3 or higher. If unrated, the Standish internal rating must be B-/B3 or higher at time of purchase.

If a security receives "split" (different) ratings from multiple rating organizations, a fund will treat the security as being rated in the higher rating category. A fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.

Defensive investing Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. If a fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts Each fund may, but is not required to, use derivative contracts for any of the following purposes:

o To hedge against adverse changes in the market value of securities held by or to be bought for a fund caused by changing interest rates or currency exchange rates.

o     As a substitute for purchasing or selling securities.

o To shorten or lengthen the effective maturity or duration of a fund's portfolio.

o     To enhance a fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate or currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make a fund's portfolio less liquid and harder to value, especially in volatile markets.

Impact of high portfolio turnover Each fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance.

Investment objective Each fund's investment objective may be changed by the fund's trustees without shareholder approval.


                                     Standish Crossover Bond, Opportunistic High
                               11          Yield and Emerging Markets Debt Funds

The Investment Adviser
--------------------------------------------------------------------------------

Standish offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

About Standish

Standish, established in 1933, has remained by choice a privately held investment management firm over its more than 65 year history. Ownership is shared by a limited number of employees of the firm. Standish believes the firm's organizational structure has helped preserve an entrepreneurial orientation, which reinforces its commitment to investment performance.

Standish believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today's investment markets, Standish has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at Standish.

Standish relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity and fixed income markets. In each market, Standish seeks to uncover opportunity by utilizing detailed analysis and thorough adherence to a strict set of disciplines. Standish uses fundamental research to identify a security sufficiently complex as to have been misvalued by more traditional analysis. Standish uses sophisticated quantitative techniques, which may help identify market misvaluations that can be exploited by their portfolio managers.

Standish strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, Standish has built a powerful internal network of complimentary resources.


Standish Crossover Bond, Opportunistic High
Yield and Emerging Markets Debt Funds          12

--------------------------------------------------------------------------------

Fund managers
--------------------------------------------------------------------------------
Fund                    Fund managers         Positions during past five years

Crossover Bond Fund     John R. McNichols     Associate Director and a Chartered
                                              Financial Analyst, John is a
Opportunistic High                            portfolio manager for aggressive
Yield Fund                                    core fixed income accounts and
                                              co-director of global credit
                                              investing. His prior experience
                                              with Standish includes managing
                                              emerging markets fixed income
                                              investments and corporate bond
                                              research.

                        Jonathan M. Uhrig     Vice president, Jonathan joined
                                              the firm in 1997 and has worked in
                                              high yield trading and portfolio
                                              management. He has previous
                                              experience as an analyst and
                                              portfolio manager in fixed income
                                              and equity risk-arbitrage at
                                              Longfellow Investment management
                                              and was a corporate bond
                                              strategist in Fixed Income
                                              Research at Goldman, Sachs & Co.
--------------------------------------------------------------------------------
Opportunistic Emerging  John L. Peta          Vice president of Standish, and a
Markets Debt Fund                             Chartered Financial Analyst, John
                                              is responsible for emerging market
                                              fixed income research and
                                              international quantitative
                                              analysis. John joined Standish
                                              from Chancellor-LGT Asset
                                              Management in 1997.

                        Kent J. Wosepka       Assistant vice president and a
                                              Chartered Financial Analyst, Kent
                                              is responsible for emerging market
                                              fixed income research. Prior to
                                              joining Standish in 1998, Kent
                                              worked at Jeffrey Slocum &
                                              Associates and Rowe Price-Fleming
                                              International, Inc.
--------------------------------------------------------------------------------

Advisory services and fees

Standish provides each fund with portfolio management and investment research services. The adviser places orders to buy and sell each fund's portfolio securities and manages each fund's business affairs. The adviser is entitled to an advisory fee for these services as set forth below. However, the adviser has agreed to limit the funds' total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses). These agreements are temporary and may be terminated or changed at any time.

---------------------------------------------------------------------------------------------
                                   Annual Advisory Fee Rates
                      (as a percentage of the fund's average net assets)

                                    Contractual advisory fee       Current expense limitation
Crossover Bond Fund                           0.40%                           0.05%
---------------------------------------------------------------------------------------------
Opportunistic High Yield Fund                 0.40%                           0.05%
---------------------------------------------------------------------------------------------
Opportunistic Emerging                        0.50%                           0.05%
Markets Debt Fund
---------------------------------------------------------------------------------------------

                               Investment Adviser

                           Standish, Ayer & Wood, Inc.
                              One Financial Center
                        Boston, Massachusetts 02111-2662


                                     Standish Crossover Bond, Opportunistic High
                               13          Yield and Emerging Markets Debt Funds

Investment and Account Information
--------------------------------------------------------------------------------

How to purchase shares

Minimum initial investment: $100,000

Minimum subsequent investment: $5,000

Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Standish and their immediate families.

All orders to purchase shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders recieved after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. Each fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Good form means that you have provided the following information with your request: Name of the fund; account number (if an existing account); dollar amount or number of shares to be purchased (or exchanged or redeemed); and the signature of each owner exactly as the account is registered in the case of a redemption request.

Shares of the funds are not available for sale in every state.

By check

Opening an account

o Send a check to the distributor payable to Standish Funds with the completed original account application.

Adding to an account

o Send a check to the distributor payable to Standish Funds and a letter of instruction with the account name and number and effective date of the request.

By wire

Opening an account

o     Send the completed original account application to the distributor.

o     Call the distributor to obtain an account number.

o Instruct your bank to wire the purchase amount to Investors Bank & Trust Company (see below).

Adding to an account

o Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company (see below).

By fax

Opening an account

o     Fax the completed account application to 617-350-0042.

o     Mail the original account application to the distributor.

o     Follow the instructions for opening an account by wire.

Adding to an account

o Fax a letter of instruction to 617-350-0042 with the account name and number and effective date of the request.

o Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company.

Through a financial intermediary

Opening or adding to an account

o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

The distributor's address is:              Wire instructions:

Standish Fund Distributors, L.P.           Investors Bank & Trust Company
P.O. Box 1407                              Boston, MA
Boston, Massachusetts 02205-1407           ABA#: 011 001 438
Tel: 1-800-221-4795                        Account #: 79650-4116
Fax: 617-350-0042                          Fund name:
Email: funds@saw.com                       Investor account #:


Standish Crossover Bond, Opportunistic High
Yield and Emerging Markets Debt Funds          14

--------------------------------------------------------------------------------

How to exchange shares

You may exchange shares of a fund for the same class of shares of any other Standish fund, if the registration of both accounts is identical. A fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange. Please read the prospectus of the Standish fund into which you are exchanging before requesting an exchange.

By mail

o Send a letter of instruction to the distributor signed by each registered account owner.

o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

o     Provide both account numbers.

o     Signature guarantees may be required (see below).

By telephone

o     If the account has telephone privileges, call the distributor.

o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

o     Provide both account numbers.

o The distributor may ask for identification and all telephone transactions may be recorded.

How to redeem shares

All orders to redeem shares received by the distributor before the close of regular trading on the New York Stock Exchange will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. Each fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law.

By mail

o Send a letter of instruction to the distributor signed by each registered account owner.

o State the name of the fund and number of shares or dollar amount to be sold.

o     Provide the account number.

o     Signature guarantees may be required (see below).

By telephone

For check or wire

o     If the account has telephone privileges, call the distributor.

o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

o The distributor may ask for identification and all telephone transactions may be recorded.

By fax

o     Fax the request to the distributor at 617-350-0042.

o Include your name, the name of the fund and the number of shares or dollar amount to be sold.

o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

Through a financial intermediary

o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.


                                     Standish Crossover Bond, Opportunistic High
                               15          Yield and Emerging Markets Debt Funds

Investment and Account Information
--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of a fund. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. A fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o     members of the STAMP program or the Exchange's Medallion Signature Program

o     a broker or securities dealer

o     a federal savings, cooperative or other type of bank

o     a savings and loan or other thrift institution

o     a credit union

o     a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents

With your consent, Standish may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Standish, either orally or in writing at the telephone number or address for the funds listed on the back cover of this prospectus. Standish will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

Each fund offers its shares at the NAV per share of the fund or class, if more than one class is offered. Each fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. International Fixed Income Fund calculates the NAV of each class separately. If the exchange closes early, the funds accelerate calculation of NAV and transaction deadlines to that time.

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, each fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations. Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund may change on days when shareholders cannot purchase or redeem shares.

Dividends and distributions

Each fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The funds declare and distribute dividends from net investment income quarterly. The funds declare and distribute net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund that paid them unless the shareholder elects to receive them in cash. Substantially all of a fund's distributions will be from net investment income.


Standish Crossover Bond, Opportunistic High
Yield and Emerging Markets Debt Funds          16

Fund Details
--------------------------------------------------------------------------------

Taxes
--------------------------------------------------------------------------------
               Transactions                            Tax Status

Sales or exchanges of shares.              Usually capital gain or loss. Tax
                                           rate depends on how long shares are
                                           held.

Distributions of long-term capital gain.   Taxable as long-term capital gain.

Distributions of short-term capital gain.  Taxable as ordinary income.

Dividends from net investment income.      Taxable as ordinary income.
--------------------------------------------------------------------------------

Every January, the funds provide information to their shareholders about the funds' dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in a fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

The funds' service providers

                              Principal Underwriter
                        Standish Fund Distributors, L.P.

                  Custodian, Transfer Agent and Fund Accountant
                         Investors Bank & Trust Company

                             Independent Accountants
                           PricewaterhouseCoopers LLP

                                  Legal Counsel
                                Hale and Dorr LLP


                                     Standish Crossover Bond, Opportunistic High
                               17          Yield and Emerging Markets Debt Funds

Standish Crossover Bond, Opportunistic High
Yield and Emerging Markets Debt Funds          18

                                     Standish Crossover Bond, Opportunistic High
                               19          Yield and Emerging Markets Debt Funds

For More Information
--------------------------------------------------------------------------------

Standish, Ayer & Wood, Inc. is an independent investment counseling firm that manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish offers a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

For investors who want more information about the Standish Crossover Bond Fund, Standish Opportunistic High Yield Fund and Standish Opportunistic Emerging Markets Debt Fund, the following documents are available free upon request.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the funds and is incorporated into this prospectus by reference.

Investors can get free copies of reports and SAIs, request other information and discuss their questions about the funds by contacting the funds at:

Standish Funds
P.O. Box 1407
Boston, MA 02205-1407

Telephone: 1.800.729.0066

Email:
funds@saw.com

Internet:
http://www.standishonline.com

Investors can review the funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies:

o For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

o For a fee, by sending an email or electronic request to the Public Reference Room of the Commissioner at publicinfo@sec.gov

o     Free from the Commission's Internet website at http://www.sec.gov

                            [LOGO] STANDISH FUNDS(R)
                                   One Financial Center
                                   Boston, MA 02111-2662
                                   800.729.0066

                                                          Investment Company Act
                                                          file number (811-4813)

                                                                          00-316

January 1, 2001

                                 [STANDISH LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 729-0066

                       STATEMENT OF ADDITIONAL INFORMATION

                          Standish Crossover Bond Fund
                     Standish Opportunistic High Yield Fund
                Standish Opportunistic Emerging Markets Debt Fund

      This combined Statement of Additional Information (SAI) is not a prospectus. The SAI expands upon and supplements the information contained in the combined prospectus dated January 1, 2001, as amended and/or supplemented from time to time, of Standish Crossover Bond Fund (Crossover Bond Fund), Standish Opportunistic High Yield Fund (High Yield Fund) and Standish Opportunistic Emerging Markets Debt Fund (Emerging Markets Fund), each a separate investment series of Standish, Ayer & Wood Investment Trust (the Trust). The SAI should be read in conjunction with the funds' prospectus.

                        ---------------------------------

                                    Contents

INVESTMENT OBJECTIVES AND POLICIES...........................................2
INVESTMENT RESTRICTIONS.....................................................25
CALCULATION OF PERFORMANCE DATA.............................................27
MANAGEMENT..................................................................28
PURCHASE AND REDEMPTION OF SHARES...........................................33
PORTFOLIO TRANSACTIONS......................................................33
DETERMINATION OF NET ASSET VALUE............................................34
THE FUNDS AND THEIR SHARES..................................................35
TAXATION....................................................................36
ADDITIONAL INFORMATION......................................................40
EXPERTS AND FINANCIAL STATEMENTS............................................40

                       INVESTMENT OBJECTIVES AND POLICIES

      The prospectus describes the investment objective and policies of each fund. The following discussion supplements the description of the funds' investment policies in the prospectus.

      Adviser. Standish, Ayer & Wood, Inc. ("Standish" or the "Adviser") is the investment adviser to each fund.

      Suitability. None of the funds is intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding each fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the funds.

      Credit Quality. Investment grade securities are those that are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("Standard & Poors"), Duff and Phelps ("Duff") or Fitch IBCA International ("Fitch") or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa, A or P-1 by Moody's or AAA, AA, A, A-1 or Duff-1 by Standard & Poor's, Duff or Fitch). Securities rated Baa or P-2 by Moody's or BBB, A-2 or Duff-2 by Standard & Poor's, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.

      Fixed income securities rated Ba and below by Moody's or BB and below by Standard & Poor's, Duff or Fitch, or, if unrated, determined by the adviser to be of comparable credit quality are considered below investment grade obligations. Below investment grade securities, commonly referred to as "junk bonds," carry a higher degree of risk than medium grade securities and are considered speculative by the rating agencies. When the funds invest in non-investment grade fixed income securities, the adviser attempts to select those fixed income securities that have the potential for upgrade.

      If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute a fund's credit quality and also to determine the security's rating category. In the case of unrated sovereign and subnational debt of foreign countries, the adviser may take into account, but will not rely entirely on, the ratings assigned to the issuers of such securities. If the rating of a security held by a fund is downgraded below the minimum rating required for the particular fund, the adviser will determine whether to retain that security in the fund's portfolio.

      Maturity and Duration. Each fund will generally maintain an average dollar weighted effective portfolio maturity of 5 to 13 years. However, each fund may purchase individual securities with effective maturities that are outside of these ranges. The effective maturity of an individual portfolio security in which a fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to a fund than was anticipated at the time the securities were purchased. A fund's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the fund.

      Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

      Securities. The funds invest primarily in all types of fixed income securities. In addition, each fund may purchase shares of other investment companies and real estate investment trusts ("REITs"). Each fund may also enter into repurchase agreements and forward dollar roll transactions, may purchase zero coupon and deferred payment securities and may buy securities on a when-issued or delayed delivery basis. Please refer to each fund's specific investment objective and policies and "Description of Securities and Related Risks" for a more comprehensive list of permissible securities and investments.

Crossover Bond Fund

      The fund invests, under normal circumstances, at least 80% of assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as preferred stocks, warrants and tax-exempt bonds. The fund's assets are primarily invested in below investment grade fixed income securities. At the time of purchase, at least 90% of the fund's assets must be rated BB-/Ba3 or higher.

Opportunistic High Yield Fund

      The fund invests, under normal circumstances, at least 80% of assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as preferred stocks, warrants and tax-exempt bonds. At least 65% of the fund's assets are invested in below investment grade fixed income securities.

Opportunistic Emerging Markets Debt Fund

      The fund invests, under normal circumstances, at least 65% of assets in lower quality fixed income securities issued by governments, companies and banks of emerging market countries, as well as preferred stocks, warrants and tax-exempt bonds.

      Country Selection. Although there is no limit on the number of countries in which issuers of the fund's investments are located, the fund intends to invest in no fewer than three different countries. The fund limits its investments in securities of issuers located in any one developed country (excluding the U.S.) to 15% of its total assets. These limitations do not apply to investments denominated or quoted in the euro.

Description of Securities and Related Risks

General Risks of Investing

      The Prospectus discusses the principal risk of investing in each fund. The following discussion provides additional information on the risks associated with an investment in a fund. Each fund invests primarily in fixed income securities and is subject to risks associated with investments in such securities. These risks include interest rate risk, default risk and call and extension risk. The funds are also subject to risks associated with direct investments in foreign securities as described under the "Specific Risks" section.

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing a fund to sustain losses on such investments. A default could impact both interest and principal payments. This risk is higher for investments in below investment grade fixed income securities.

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and a fund will suffer from the inability to invest in higher yield securities.

Specific Risks

      The following sections include descriptions of specific risks that are associated with a fund's purchase of a particular type of security or the utilization of a specific investment technique.

      Below Investment Grade Fixed Income Securities. Each fund invests primarily in non-investment grade securities. Non-investment grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities or "junk bonds", may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high yield markets generally and less secondary market liquidity.

      The amount of high yield, fixed income securities proliferated in the 1980s and 1990s as a result of increased merger and acquisition and leveraged buyout activity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.

      The market values of high yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers' inability to meet specific projected business forecasts. These non-investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high yield bond market and investor perceptions regarding lower rated securities, whether or not based on the funds' fundamental analysis, may depress the prices for such securities.

      Since investors generally perceive that there are greater risks associated with non-investment grade securities of the type in which the funds invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

      Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund's net asset value.

      The risk of loss from default for the holders of high yield, fixed-income securities is significantly greater than is the case for holders of other debt securities because such high yield, fixed-income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.

      The secondary market for high yield, fixed-income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher-rated securities. In addition, the trading volume for high yield, fixed-income securities is generally lower than that of higher rated securities and the secondary market for high yield, fixed-income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the funds' ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's net asset value. A less liquid secondary market also may make it more difficult for a fund to obtain precise valuations of the high yield securities in its portfolio.

      Federal legislation could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.

      Non-investment grade or high yield, fixed-income securities also present risks based on payment expectations. High yield, fixed-income securities frequently contain "call" or buy-back features which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a "call option" and redeems the security, a fund may have to replace such security with a lower yielding security, resulting in a decreased return for investors. A fund may also incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on a portfolio security.

      Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The adviser continually monitors the investments in each fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

      Corporate Debt Obligations. Each fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and companies, including obligations of industrial, utility, banking and other financial issuers. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

      U.S. Government Securities. Each fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("GNMA")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association ("SLMA")), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC")), or (d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently ("STRIPs").

      Foreign Securities. Each fund may invest in foreign securities. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. In addition, if the exchange rate for the currency in which a fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the fund may have to sell portfolio securities to obtain sufficient cash to enable the fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

      Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

      Investing in Emerging Markets. The Emerging Markets Fund may also invest in securities of issuers in emerging markets, including issuers in Asia, Eastern Europe (including Russia), Latin America, the Middle East and Africa. The fund may also invest in currencies of such countries and may engage in strategic transactions in the markets of such countries. Investing in the securities of emerging market countries involves considerations and potential risks not typically associated with investing in the securities of U.S. issuers whose securities are principally traded in the United States. These risks may be related to (i) restrictions on foreign investment and repatriation of capital;
(ii) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of the emerging market countries compared to the U.S. securities markets; (iii) economic, political and social factors; and (iv) foreign exchange matters such as fluctuations in exchange rates between the U.S. dollar and the currencies in which a fund's portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The fund's purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the fund, the adviser and its affiliates and their respective clients and other service providers. The fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on the fund's performance and may adversely affect the liquidity of the fund's investment to the extent that it invest certain emerging market countries.

      Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the fund's investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the fund. From time to time, the adviser may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and no fund is required to invest in any emerging market country.

      In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. The adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted. The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the fund to the extent that they invest in emerging market countries.

      Market Characteristics. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which a fund's operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses.

      Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and a fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and a fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements. As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S. companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the United States.

      Economic, Political and Social Factors. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in developed countries such as the United States and Western Europe. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of a fund's assets so invested.

      Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. During the course of the last 25 years, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Several emerging market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

      The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

      There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of a fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse affect on market prices of securities and payment of dividends.

      Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a fund's assets quoted in those currencies. However, under normal market conditions, at least 95% of the Crossover Bond Fund's and High Yield Fund's and 65% of Emerging Markets Debt Fund's total assets, adjusted to reflect the fund's net currency exposure after giving effect to currency transactions and positions, are denominated in or hedged (including cross-hedged) to the U.S. dollar. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets may restrict the free conversion of their currencies into other currencies. Any devaluations in the currencies in which a fund's securities are denominated may have a detrimental impact on the fund's net asset value except to the extent such foreign currency exposure is subject to hedging transactions. Each fund may utilize various investment strategies to seek to minimize the currency risks described above. These strategies include the use of currency transactions such as currency forward and futures contracts, cross currency forward and futures contracts, currency swaps and currency options. Each fund's use of currency transactions may expose it to risks independent of its securities positions. See "Strategic Transactions" within the "Investment Techniques and Related Risks" section for a discussion of the risks associated with such strategies.

      Economic and Monetary Union (EMU). EMU occurred on January 1, 1999, when 11 European countries adopted a single currency - the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions remain in the hands of each participating country, but are now subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

      EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolios.

      Sovereign Debt Obligations. Each fund may invest in sovereign debt obligations, which involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default.

During periods of economic uncertainty, the market prices of sovereign debt, and the fund's net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

      A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor's policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

      The Emerging Markets Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the fund's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Adviser intends to manage the fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the fund to suffer a loss of interest or principal on any of its holdings. In recent years, some of the emerging market countries in which the fund may invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

      The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

      Investors should also be aware that certain sovereign debt instruments in which the fund may invest involve great risk. As noted above, most sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

      Brady Bonds. Each fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued by many governments including Argentina, Brazil, Bulgaria, Mexico, Nigeria, the Philippines, Russia and Venezuela. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in OTC secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.

      Obligations of Supranational Entities. Each fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

      Eurodollar and Yankee Dollar Investments. Each fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. Each of the funds may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

      Mortgage-Backed Securities. Each fund may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including, but not limited to, GNMA, FNMA or FHLMC. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose. Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair a fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase a fund's exposure to rising interest rates and prevent a fund from taking advantage of such higher yields.

      GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury.

      Multiple class securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The funds do not intend to purchase residual interests in REMICs.

      Stripped mortgage-backed securities ("SMBS") are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience prepayments of principal at a rate different from what was anticipated, a fund may fail to recoup fully its initial investment in these securities. Although the markets for SMBS and CMOs are increasingly liquid, certain SMBS and CMOs may not be readily marketable and will be considered illiquid for purposes of each fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

      Life of Mortgage-Related Obligations. The average life of mortgage-related obligations is likely to be substantially less than the stated maturities of the mortgages in the mortgage pools underlying such securities. Prepayments or refinancing of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested long before the maturity of the mortgages in the pool.

      As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of mortgage-related obligations. However, with respect to GNMA Certificates, statistics published by the FHA are normally used as an indicator of the expected average life of an issue. The actual life of a particular issue of GNMA Certificates, however, will depend on the coupon rate of the financing.

      Asset-Backed Securities. Each fund may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Like mortgage-backed securities, asset-backed securities are subject to more rapid prepayment of principal than indicated by their stated maturity which may greatly increase price and yield volatility. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

      Loan Participations and Assignments. Each fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the funds' investments in Loans is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the fund having a contractual relationship only with the Lender, not with the borrower government. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

      In the event of the insolvency of the Lender selling a Participation, the fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Each fund will acquire Participations only if the Lender interpositioned between the fund and the borrower is determined by the Adviser to be creditworthy. When the fund purchases Assignments from Lenders, the fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

      The funds may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a fund's ability to dispose of particular Assignments or Participations when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a fund to assign a value to those securities for purposes of valuing the fund's portfolio and calculating its net asset value.

      Convertible Securities. Each fund may invest in convertible securities consisting of bonds, notes, debentures and preferred stocks. Convertible debt securities and preferred stock acquired by a fund entitle the fund to exchange such instruments for common stock of the issuer at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

      Warrants. Warrants acquired by a fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

      Common Stocks. The High Yield Fund may invest up to 10% of assets in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

      Investments in Other Investment Companies. Each fund is permitted to invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. A fund may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, World Equity Benchmark Series ("WEBS") are exchange traded shares of open-end investment companies designed to replicate the composition and performance of publicly traded issuers in particular countries. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

      Real Estate Investment Trusts. Each fund may invest in REITs. REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Code.

      Inverse Floating Rate Securities. Each fund may invest in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

      Zero Coupon and Deferred Payment Securities. Each fund may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A fund is required to accrue income with respect to these securities prior to the receipt of cash payments. Because a fund will distribute this accrued income to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the fund will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon and deferred payment securities may be subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

      Structured or Hybrid Notes. Each fund may invest in structured or hybrid notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the fund to gain exposure to the benchmark asset while fixing the maximum loss that it may experience in the event that the security does not perform as expected. Depending on the terms of the note, the fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the fund's loss cannot exceed this foregone interest and/or principal. In addition to the risks associated with a direct investment in the benchmark asset, investments in structured and hybrid notes involve the risk that the issuer or counterparty to the obligation will fail to perform its contractual obligations. Certain structured or hybrid notes may also be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, a fund's net asset value. Further, certain structured or hybrid notes may be illiquid for purposes of the funds' limitations on investments in illiquid securities. The funds have no limit on investments in structured or hybrid notes. However, it is expected that not more than 5% of each fund's net assets will be at risk as a result of such investments.

Investment Techniques and Related Risks

      Strategic Transactions. Each fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific fixed income market movements), to manage the effective maturity or duration of fixed-equity, or to seek to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by each fund may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing their investment objectives, each fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; enter into various interest rate transactions such as swaps, caps, floors or collars; and enter into various currency transactions such as currency forward contracts, cross-currency future contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for a fund's portfolios resulting from securities markets or currency exchange rate fluctuations, to seek to protect a fund's unrealized gains in the value of their portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of net assets at any one time to the extent necessary, the funds will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating a fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that short-term interest rates as indicated in the forward yield curve are too high, a fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated Eurodollar futures position (and vice versa) for purposes of calculating the fund's net loss exposure.

      The ability of a fund to utilize Strategic Transactions successfully will depend on the adviser's ability to predict pertinent market and interest rate movements, which cannot be assured. Each fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The funds' activities involving Strategic Transactions may be limited in order to enable the funds to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company.

      Risks of Strategic Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market or interest rate movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to a fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation a fund can realize on its investments or cause a fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. The writing of options could significantly increase the fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain OTC options may have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by a fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, each fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes. Futures markets are highly volatile and the use of futures may increase the volatility of a fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

      General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of a fund's assets in special accounts, as described below under "Use of Segregated Accounts."

      A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised), the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. A fund may purchase a call option on a security, futures contract, index, currency or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each fund is authorized to purchase and sell exchange listed options and OTC options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is in-the-money (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A fund will generally sell (write) OTC options that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to each fund's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Boards of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The funds expect generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poors or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or the debt of which is determined to be of equivalent credit quality by the adviser.

      If a fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale (writing) of put options can also provide income.

      Each fund may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, asset backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by a fund must be covered (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, each fund may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position. Even though the fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by a fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

      A fund may purchase and sell (write) put options on securities including U.S. Treasury and agency securities, mortgage backed securities, asset backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. A fund will not sell put options if, as a result, more than 50% of the fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a fund may be required to buy the underlying security at a price above the market price.

      Options on Securities Indices and Other Financial Indices. Each fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, each fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

      General Characteristics of Futures. Each fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by a fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on certain foreign exchanges.

      The sale of futures contracts creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by a fund, as purchaser to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position, if the option is exercised.

      A fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that a fund may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the net asset value of a fund's portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit, with its custodian for the benefit of a futures commission merchant, or directly with the futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

      Currency Transactions. Each fund may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by Standard & Poors or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the adviser.

      Each fund's transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The funds will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to non-hedging transactions or proxy hedging as described below.

      Each fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the Fund has or in which the fund expects to have portfolio exposure. For example, a fund may hold a South Korean government bond and the adviser may believe that the Korean won will deteriorate against the Japanese yen. The fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the fund to declines in the value of the Japanese yen relative to the U.S. dollar.

      To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of a fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the portfolio securities denominated in linked currencies. For example, if the adviser considers that the Korean won is linked to the Japanese yen, and a portfolio contains securities denominated in won and the adviser believes that the value of won will decline against the U.S. dollar, the adviser may enter into a contract to sell yen and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging. If a fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below.

      Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a fund if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

      Combined Transactions. Each fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the adviser, it is in the best interests of the funds to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

      Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the funds may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The funds expect to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of a fund's portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities a fund anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, each fund will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes. Each fund will attempt to limit net loss exposure from Strategic Transactions entered into for non-hedging purposes to not more than 3% of net assets.

      A fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

      Each fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument) with the fund receiving or paying, as the case may be, only the net amount of the two payments. A fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poors or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of a fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Board of Trustees of the Trust have adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Boards of Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for such determinations. The Staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to each fund's limitation on investing in illiquid securities.

      Risks of Strategic Transactions Outside the United States. The funds may use strategic transactions to seek to hedge against currency exchange rate risks. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

      Use of Segregated Accounts. Each fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. Each fund will cover Strategic Transactions as required by interpretive positions of the SEC. A fund will not enter into Strategic Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. A fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the fund's records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund's obligation on the underlying Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund's obligations on the underlying Strategic Transactions. Segregated assets would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      "When-Issued", "Delayed Delivery" and "Forward Commitment" Securities. Each fund places no limit on investments in when-issued or delayed delivery securities. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a fund enters into the commitment, but interest will not accrue to the fund until delivery of and payment for the securities. Although a fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, each fund may sell the securities before the settlement date if deemed advisable by the adviser.

      Unless a fund has entered into an offsetting agreement to sell the securities purchased on a when-issued or forward commitment basis, the fund will segregate, on its records or with its custodian, cash or liquid obligations with a market value at least equal to the amount of the fund's commitment. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund's commitment.

      Securities purchased on a "when-issued", "delayed delivery" or "forward commitment" basis may have a market value on delivery which is less than the amount paid by a fund. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued", "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise.

      Repurchase Agreements. Each fund places no limit on investments in repurchase agreements. A repurchase agreement is an agreement under which a fund acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the fund and is unrelated to the interest rate on the instruments. The instruments acquired by a fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the fund's custodian bank until they are repurchased. In evaluating whether to enter into a repurchase agreement, the adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Board of Trustees of the Trust.

      The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a fund at a time when their market value has declined, the fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a fund are collateral for a loan by the fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a fund may not be able to substantiate its interest in the instruments it acquires. While the trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

      Forward Roll Transactions. Each fund places no limit on investments in forward roll transactions. In a forward roll transaction, a fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower price, will generate income and gain for the fund which is intended to exceed the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. At the time that a fund enters into a forward roll transaction, it will place cash or liquid assets in a segregated account that is marked to market daily having a value equal to the repurchase price (including accrued interest).

      Leverage. The use of forward roll transactions and reverse repurchase agreements involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the forward roll transaction or reverse repurchase agreement) to increase the net asset value of a fund faster than would otherwise be the case. On the other hand, if the additional monies received are invested in ways that do not fully recover the costs of such transactions to a fund, the net asset value of the fund would fall faster than would otherwise be the case.

      Short Sales. Each fund may engage in short sales and short sales against the box. In a short sale, a fund sells a security it does not own in anticipation of a decline in the market value of that security. In a short sale against the box, a fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When a fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must segregate cash or liquid assets on its records or in a segregated account with the fund's custodian that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of each funds net assets.

      Restricted and Illiquid Securities. Each fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain SMBS, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

      The Boards of Trustees have adopted guidelines and delegated to the advisers the function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Boards of Trustees, however, retain oversight and are ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

      Money Market Instruments and Repurchase Agreements. Money market instruments include short-term U.S. and foreign Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.

      U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States and securities issued by agencies and instrumentalities of the U.S. Government which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

      Each fund may invest in commercial paper rated P-1 or P-2 by Moody's, A-1 or A-2 by S&P, Duff-1 or Duff-2 by Duff, or in commercial paper that is unrated. In determining whether securities are of equivalent quality, the adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies.

      Temporary Defensive Investments. Each fund may maintain cash balances and purchase money market instruments for cash management and liquidity purposes. Each fund may adopt a temporary defensive position during adverse market conditions by investing without limit in high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper, floating-rate notes and repurchase agreements.

      Portfolio Turnover. It is not the policy of any of the funds to purchase or sell securities for trading purposes. However, each fund places no restrictions on portfolio turnover and it may sell any portfolio security without regard to the period of time it has been held. A fund may therefore generally change its portfolio investments at any time in accordance with the adviser's appraisal of factors affecting any particular issuer or market, or the economy in general. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions of which are taxable to a fund's shareholders as ordinary income.

      Portfolio Diversification and Concentration. Each fund is non-diversified which means that, with respect to 50% of its total assets (i) no more than 5% of its total assets may be invested in the securities of a single issuer and (ii) it will purchase no more than 10% of the outstanding voting securities of a single issuer. Investing a significant amount of a fund's assets in the securities of a small number of issuers will cause the fund's net asset value to be more sensitive to events affecting those issuers. None of the funds will concentrate (invest 75% or more of their total assets) in the securities of issuers in any one industry. The funds' policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

      The funds have adopted the following fundamental policies. Each fund's fundamental policies cannot be changed unless the change is approved by the "vote of a majority of the outstanding voting securities" of the fund, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund.

As a matter of fundamental policy, each fund may not:

1. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 2 below, making loans in accordance with paragraph 6 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the fund's investment policies or within the meaning of paragraph 5 below, are not deemed to be senior securities.

2. Borrow money, except in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value
      (i) from banks for temporary or
      short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) the fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

3. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate except that the fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the fund as a result of the ownership of securities.

5. Purchase or sell commodities or commodity contracts, except the fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund's investment policies.

6. Make loans, except that the fund (1) may lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. With respect to at least 50% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer..

8. Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities). For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. This restriction does not apply to investments in municipal securities which have been pre-refunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities.

      The following restrictions are not fundamental policies and may be changed by the trustees of the Trust without investor approval in accordance with applicable laws, regulations or regulatory policy. Each fund may not:

a. Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

b. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

c. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

d.    Invest more than 15% of its net assets in securities which are illiquid.

e. Purchase additional securities if the fund's borrowings exceed 5% of its net assets.

                                          ******

      Notwithstanding any fundamental or non-fundamental policy listed above, each fund may invest all of their assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open end management investment company with substantially the same investment objective as the respective fund. If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the fund's assets will not constitute a violation of the restriction.

                         CALCULATION OF PERFORMANCE DATA

      As indicated in the Prospectus, each fund may, from time to time, advertise certain total return and yield information. The average annual total return of a fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the funds' average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

      The funds' yield is computed by dividing the net investment income per share earned during a base period of 30 days, or one month, by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the funds, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:

                       Yield = 2[(((A - B)/CD) + 1)^6 - 1]

                 Where:

      A=interest earned during the period; B=net expenses accrued for the period; C=the average daily number of shares outstanding during the period that were entitled to receive dividends; D=the maximum offering price per share (net asset value) on the last day of the period.

      The funds may also quote non-standardized yield, such as yield-to-maturity ("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield and the time between interest payments.

      With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the funds account for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period.

      In addition, each fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or
(ii) not to amortize the discount or premium remaining on a security.

      Each fund's performance may be compared in sales literature and advertisements to the performance of other mutual funds and separately managed discretionary accounts (including private investment companies) having similar objectives or to standardized indices or other measures of investment performance. The Crossover Bond Fund and High Yield Fund may compare their performance to the Lehman Brothers Aggregate Index which is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index and Yankee Bond Index, and is generally considered to be representative of all unmanaged, domestic, dollar denominated, fixed rate investment grade bonds. Those funds may also compare their performance to the Lehman Brothers High Yield Index which covers the universe of fixed rate, non-investment grade debt. All bonds included in the index must be U.S. dollar-denominated and non-convertible. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but Yankee and global bonds (SEC registered) of issuers in countries with developed markets are included. All three funds may also compare their performance to the JP Morgan Emerging Markets Index Global, which is a broad based index for emerging market debt instruments. The index includes 27 countries across Latin America, Asia, Europe, the Middle East and Africa and represents a market value of approximately $200 billion.

      Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare a fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers of the Trust

      The Board of Trustees has established the investment objective and policies which govern each fund's operation. The Board has appointed officers of the Trust who conduct the day-to-day business of each fund. The Board, however, remains responsible for ensuring that each fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officer of the Trust are listed below. All executive officers of the Trust are affiliates of Standish, Ayer & Wood, Inc.

  Name, Address and Date of Birth               Position Held With Trust       Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming, 9/30/40                               Trustee                         Chairman of the Board
c/o Decision Resources, Inc.                                                         and Chief Executive Officer,
1100 Winter Street                                                                     Decision Resources, Inc.;
Waltham, MA  02451                                                              Trustee, Cornell University; Director,
                                                                                            CareGroup Inc.

  Name, Address and Date of Birth               Position Held With Trust       Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman, 8/5/44                             Trustee                         William Joseph Maier,
c/o Harvard University                                                              Professor of Political Economy,
Cambridge, MA  02138                                                                      Harvard University

John H. Hewitt, 4/11/35                                  Trustee               Trustee, The Peabody Foundation; Trustee,
P.O. Box 233                                                                              Mertens House, Inc.
New London, NH  03257

Thomas P. Sorbo, 1/9/61                                  Trustee                Principal, Director and Chief Operating
c/o Standish, Ayer & Wood, Inc.                                                 Officer of Standish, Ayer & Wood, Inc.;
One Financial Center                                                              Director of Standish International
Boston, MA  02111                                                             Management Company, LLC; Trustee and Chief
                                                                                     Operating Officer, SAW Trust

*Edward H. Ladd, 1/3/38                        Trustee and Vice President              Chairman of the Board and
c/o Standish, Ayer & Wood, Inc.                                                Managing Director, Standish, Ayer & Wood,
One Financial Center                                                                             Inc.;
Boston, MA  02111                                                                 Director of Standish International
                                                                               Management Company, LLC; Trustee and Vice
                                                                                         President, SAW Trust

Caleb Loring III, 11/14/43                               Trustee                   Trustee, Essex Street Associates
c/o Essex Street Associates                                                        (family investment trust office);
400 Essex Street                                                                  Director, Holyoke Mutual Insurance
Beverly, MA  01915                                                                 Company; Director, Carter Family
                                                                               Corporation; Board Member, Gordon-Conwell
                                                                                 Theological Seminary; Chairman of the
                                                                               Advisory Board, Salvation Army; Chairman,
                                                                                          Vision New England

*Richard S. Wood, 5/21/54                              Trustee and              President, Chief Executive Officer and
c/o Standish, Ayer & Wood, Inc.                      Vice President            Managing Director, Standish, Ayer & Wood,
One Financial Center                                                                             Inc.;
Boston, MA  02111                                                               Executive Vice President and Director,
                                                                              Standish International Management Company,
                                                                                 LLC; Trustee and President, SAW Trust

James E. Hollis III, 11/21/48                   Executive Vice President        Principal and Vice President, Standish,
c/o Standish, Ayer & Wood, Inc.                                                   Ayer & Wood, Inc.; Trustee and Vice
One Financial Center                                                                     President, SAW Trust
Boston, MA  02111

Anne P. Herrmann, 1/26/56                     Vice President and Secretary           Assistant Vice President and
c/o Standish, Ayer & Wood, Inc.                                                   Senior Fund Administration Manager,
One Financial Center                                                                  Standish, Ayer & Wood, Inc.
Boston, MA  02111

  Name, Address and Date of Birth               Position Held With Trust       Principal Occupation During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------
Paul G. Martins, 3/10/56                      Vice President and Treasurer     Vice President of Finance, Standish, Ayer
c/o Standish, Ayer & Wood, Inc.                                                & Wood, Inc. since October 1996; formerly
One Financial Center                                                          Senior Vice President, Treasurer and Chief
Boston, MA  02111                                                               Financial Officer of Liberty Financial
                                                                                              Bank Group

Beverly E. Banfield, 7/6/56                          Vice President               Principal, Vice President and Chief
c/o Standish, Ayer & Wood, Inc.                                               Compliance Officer, Standish, Ayer & Wood,
One Financial Center                                                          Inc.; Trustee and Vice President, SAW Trust
Boston, MA  02111

Denise B. Kneeland, 8/19/51                          Vice President            Vice President and Manager, Mutual Funds
c/o Standish, Ayer & Wood, Inc.                                                               Operations,
One Financial Center                                                                  Standish, Ayer & Wood, Inc.
Boston, MA  02111

Tami M. Pester, 10/29/67                             Vice President               Assistant Vice President, Assistant
c/o Standish, Ayer & Wood, Inc.                                               Compliance Manager and Compliance Officer,
One Financial Center                                                            Standish, Ayer & Wood, Inc. since 1998;
Boston, MA  02111                                                               Compliance Officer, State Street Global
                                                                                               Advisors

Rosalind J. Lillo, 2/6/38                            Vice President                   Broker/Dealer Administrator
c/o Standish, Ayer & Wood, Inc.                                                Standish, Ayer & Wood, Inc. since October
One Financial Center                                                                             1995.
Boston, MA  02111

Deborah Rafferty-Maple, 1/4/69                       Vice President               Assistant Vice President, Financial
c/o Standish, Ayer & Wood, Inc.                                               Planner and Registered Investment Networks
One Financial Center                                                           Marketing Manager, Standish, Ayer & Wood,
Boston, MA  02111                                                                                Inc.

Lisa Kane, 6/25/70                                   Vice President                  Client Service Professional,
c/o Standish, Ayer & Wood, Inc.                                                       Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Steven M. Anderson, 7/14/65                          Vice President                    Mutual Funds Controller,
c/o Standish, Ayer & Wood, Inc.                                                 Standish, Ayer & Wood, Inc. since 1996;
One Financial Center                                                              formerly Independent Consultant for
Boston, MA  02111                                                                   Banking and Financial Services

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

Compensation of Trustees and Officers

      The Trust does not pay compensation to the trustees of the Trust that are affiliated with Standish or to the Trust's officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the fund's shares) with the Trust or the advisers during the year ended December 31, 1999, except that certain trustees and officers who are directors and shareholders of Standish, may from time to time, purchase additional shares of common stock of Standish.

      The following table sets forth all compensation estimated to be paid to the Trust's trustees as of the funds' initial fiscal year ending December 31, 2001:

                      Aggregate Compensation from the Funds

                                                                         Pension or
                                                                         Retirement
                                                       Opportunistic      Benefits      Total Compensation
                                                          Emerging       Accrued as       from Funds and
                         Crossover     Opportunistic    Markets Debt   Part of Funds'    Portfolio & Other
   Name of Trustee       Bond Fund    High Yield Fund       Fund          Expenses       Funds in Complex*
------------------------------------------------------------------------------------------------------------
Samuel C. Fleming          $3,000         $3,000           $1,500            $0               $67,125

Benjamin M. Friedman       $3,000         $3,000           $1,500            $0               $67,125

John H. Hewitt             $3,150         $3,150           $1,575            $0               $72,525

Edward H. Ladd               $0             $0               $0              $0                 $0

Caleb Loring, III          $3,000         $3,000           $1,500            $0               $67,125

Thomas P. Sorbo              $0             $0               $0              $0                 $0

Richard S. Wood              $0             $0               $0              $0                 $0

* As of the date of this Statement of Additional Information there were 28 funds in the fund complex.

Investment Adviser.

      Standish serves as the adviser to the fund pursuant to a written investment advisory agreement. Standish is a Massachusetts corporation organized in 1933 and is registered under the Investment Advisers Act of 1940. The following constitute all of the Directors of Standish: Caleb F. Aldrich, David
H. Cameron, Maria D. Furman, Raymond J. Kubiak, George W. Noyes, Howard B. Rubin, Thomas P. Sorbo, Ralph S. Tate, and Richard S. Wood. All of the outstanding stock of Standish is owned by SAW Trust, a Massachusetts business trust. SAW Trust is owned entirely by its thirty-seven trustees, all of whom are officers of Standish. Nine of the thirty-seven trustees are the Directors of Standish listed above. The remaining seventeen trustee/shareholders are: Beverly
E. Banfield, Katherine S. Bowes, Karen K. Chandor, Lavinia B. Chase, Susan B. Coan, W. Charles Cook, Joseph M. Corrado, Richard R. Davis, Richard C. Doll, Dolores S. Driscoll, Steven L. Gold, James E. Hendrickson, James E. Hollis III, David M. Horsfall, Edward H. Ladd, Phillip D. Leonardi, Laurence A. Manchester, Nevin G. Markwart, John R. McNichols, Jennifer A. Pline, Catherine A. Powers, Christine H. Psyhogeos, Austin C. Smith, Marc P. Seidner, David C. Stuehr, Ellen
K. Thurmond, Michael W. Thompson and Edward R. Walter. All of the trustee/shareholders of SAW Trust are Standish controlling persons.

      Subject to the supervision and direction of the trustees of the Trust, the funds. In addition to those services, the adviser provides the funds with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreements, the adviser is paid a fee based upon a percentage of the applicable fund's average daily net asset value computed as set forth below. The advisory fees are payable monthly.

      Fund                             Contractual Advisory Fee Rate
      ----                             -----------------------------
      Crossover Bond Fund                           .40%

      Opportunistic High Yield Fund                 .40%

      Opportunistic Emerging Markets                .50%
      Debt Fund

      Pursuant to the investment advisory agreements, each fund bears the expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the funds will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and trustees' fees and expenses.

      Unless terminated as provided below, the investment advisory agreement continues in full force and effect for an initial two year period and thereafter from year to year but only so long as each such continuance is approved annually
(i) by the trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the funds and, in either event (ii) by vote of a majority of the trustees of the Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the funds or by the adviser, on sixty days' written notice to the other parties. The investment advisory agreements terminate in the event of their assignment as defined in the 1940 Act.

      In an attempt to avoid any potential conflict with portfolio transactions for the funds, the Trust, the adviser and the Principal Underwriter have each adopted a Code of Ethics which are designed to maintain a high standard of personal conduct by directing that all personnel place the interests of the funds and their shareholders ahead of their own when effecting personal securities transactions. While the codes do permit personnel to invest in securities for their own accounts, the codes impose extensive restrictions on personal securities trading including the pre-clearance of all personal securities transactions and a prohibition of purchasing during initial public offerings of securities. Each code is on public file with, and is available from, the SEC.

Distributor of the Funds

      Standish Fund Distributors, L.P. (the "Principal Underwriter"), an affiliate of the adviser, serves as the Trust's exclusive principal underwriter and holds itself available to receive purchase orders for the funds' shares. In that capacity, Standish Fund Distributors has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the funds' shares in accordance with the terms of the Underwriting Agreement between the Trust and Standish Fund Distributors. Pursuant to the Underwriting Agreement, Standish Fund Distributors has agreed to use its best efforts to obtain orders for the continuous offering of the funds' shares. Standish Fund Distributors receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to each fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund's outstanding shares or by the trustees of the Trust or (ii) by a vote of a majority of the trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to a fund at any time without penalty by a vote of a majority of the trustees of the Trust, a vote of a majority of the trustees who are not "interested persons" of the Trust, or, with respect to a fund, by a vote of the holders of a majority of the applicable fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of Standish Fund Distributors are located at One Financial Center, 26th Floor, Boston, Massachusetts 02111.

                        PURCHASE AND REDEMPTION OF SHARES

      Detailed information on purchase and redemption of shares is included in the prospectus.

      In addition to Standish Fund Distributors and other agents of the Trust, each fund has authorized one or more brokers and dealers to accept on its behalf orders for the purchase and redemption of fund shares. Under certain conditions, such authorized brokers and dealers may designate other intermediaries to accept orders for the purchase and redemption of fund shares. In accordance with a position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders are considered to have been received by a fund when accepted by the authorized broker or dealer or, if applicable, the authorized broker's or dealer's designee. Also in accordance with the position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders will receive the appropriate fund's net asset value per share next computed after the purchase or redemption order is accepted by the authorized broker or dealer or, if applicable, the authorized broker's or dealer's designee. Shares of a fund purchased through authorized brokers and dealers may be subject to transaction fees on purchase or redemption, no part of which will be received by the funds, Standish Fund Distributors or Standish.

      The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a fund of securities owned by it or determination by a fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the funds.

      The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities distributed upon redemption of fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                             PORTFOLIO TRANSACTIONS

      The adviser is responsible for placing each fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the funds and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the respective fund. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, a fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the funds effect their securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the funds generating the soft dollar credits. The investment advisory fees paid by the funds under the investment advisory agreements will not be reduced as a result of the adviser's receipt of research services.

      The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for a fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the funds. In making such allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. To the extent permitted by law, securities to be sold or purchased for a fund may be aggregated with those to be sold or purchased for other investment clients of the adviser and the adviser's personnel in order to obtain best execution.

                        DETERMINATION OF NET ASSET VALUE

      Each fund's net asset value is calculated each business day on which the New York Stock Exchange is open. Currently, the New York Stock Exchange is not open on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of a fund's shares is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time). If the New York Stock Exchange closes early, the calculation of net asset value will be accelerated to the actual closing time. Net asset value is computed by dividing the value of all securities and other assets of the fund less all liabilities by the number of shares outstanding, and adjusting to the nearest cent per share. Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.

      Portfolio securities are valued at the last sales prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith at the direction of the trustees.

      Portfolio securities that are fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Fixed income securities for which accurate market prices are not readily available and other assets are valued at fair value as determined in good faith by the adviser in accordance with procedures approved by the trustees, which may include the use of yield equivalents or matrix pricing.

      Money market instruments with less than sixty days remaining to maturity when acquired by a fund are valued on an amortized cost basis. If the fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      Generally, trading in securities on foreign exchanges is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. If a security's primary exchange is outside the U.S., the value of such security used in computing the net asset value of a fund's shares is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the New York Stock Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the New York Stock Exchange and will therefore not be reflected in the computation of the funds' net asset values. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the trustees of the Trust.

                           THE FUNDS AND THEIR SHARES

      Each fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of each fund. Each share represents an equal proportionate interest in the respective fund with each other share and is entitled to such dividends and distributions as are declared by the trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of a fund, shareholders of that fund are entitled to share pro rata in the net assets available for distribution.

      Pursuant to the Declaration, the trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund. The trustees have established other series of the Trust. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the trustees may authorize each fund to invest all of its investible assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund.

      All fund shares have equal rights with regard to voting, and shareholders of a fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

      Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The

Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

                                    TAXATION

      Each series of the Trust, including each fund, is treated as a separate entity for U.S. federal income tax purposes. Each fund presently has elected to be treated, has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, each fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

      In order to qualify as a regulated investment company under Subchapter M, each fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% Income Test") and satisfy certain annual distribution and quarterly diversification requirements.

      Each fund will be subject to a 4% non deductible federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements in a timely manner. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the funds as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated for federal income tax purposes as received by shareholders as if received on December 31 of the year in which the distributions are declared, rather than the year in which the distributions are received.

      For U.S. federal income tax purposes, all dividends are taxable whether a shareholder takes them in cash or reinvests them in additional shares in a fund. Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are treated as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are treated as long-term capital gain for federal income tax purposes without regard to the length of time shares of the fund have been held.

      If, as anticipated, each fund continues to qualify as regulated investment companies under the Code, each such fund will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

      Each fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For U.S. federal income tax purposes, a fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the fund.

      If a fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, other securities with original issue discount (or with market discount if a fund elects to include market discount in income currently), the fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a fund must distribute, at least annually, all or substantially all of its net income to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, a fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the distribution requirements.

      Certain options, futures contracts or currency forward transactions entered into by the funds may cause the funds to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out or exercised or such futures or forward contracts may not have been performed or closed out. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described below, and may accordingly produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, futures contract, forward contract, short sale, swap or other Strategic Transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by a fund to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a fund's or portfolio's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a fund's distributions to shareholders. Each fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

      The federal income tax rules applicable to certain structured or hybrid securities, dollar rolls, currency swaps, and interest rate swaps, caps, floors and collars are unclear in certain respects, and a fund will limit its transactions in these instruments so that each can account for these instruments in a manner that is intended to allow the funds to continue to qualify as regulated investment companies. Due to possible unfavorable consequences under present tax law, each fund does not currently intend to acquire "residual" interests in real estate mortgage investment conduits ("REMICs"), although the funds may acquire "regular" interests in REMICs.

      Foreign exchange gains and losses realized by a fund in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders. Under future regulations, any such transactions that are not directly related to a fund's investment in stock or securities, (or the options or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the funds or their shareholders in future years.

      In some countries, restrictions on repatriation may make it difficult or impossible for a fund to obtain cash corresponding to its earnings from such countries, which may cause a fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

      The funds may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to their investments in foreign securities, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in the funds would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the applicable fund's total assets at the close of any taxable year were to consist of stock or securities of foreign corporations and the fund were to file an election with the Internal Revenue Service.

      The funds may meet the 50% threshold referred to in the previous paragraph for a year and, if one does, it may file an election with the Internal Revenue Service pursuant to which shareholders of the fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the fund even though not actually received by them and (ii) treat such respective pro rata portions as foreign taxes paid by them.

      Qualified foreign taxes generally include taxes that would be treated as income taxable under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes. If a fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the applicable fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax exempt shareholders will ordinarily not benefit from this election. Each year (if any) that a fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the fund and (ii) the portion of fund dividends which represents income from each foreign country.

      If a fund acquires any equity interest (including, under future regulations, not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), a fund could be subject to federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or on gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized by a fund is timely distributed to its shareholders. The funds would not be able to pass through to their shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the funds to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The fund may limit and/or manage their holdings, if any, in passive foreign investment companies to limit each fund's tax liability or maximize its return from these investments.

      Investment in debt obligations by a fund that are at risk of or in default presents special tax issues for the applicable fund. Tax rules are not entirely clear about issues such as when the fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a fund, in the event that it invests in such securities, in order to seek to ensure that the fund distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

      A fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent a fund earned dividend income from stock investments in U.S. domestic corporations. The funds are permitted to acquire stocks of U.S. domestic corporations, and it is therefore possible that a small portion of a fund's distributions, from the dividends attributable to such stocks, may qualify for the dividends received deduction. Such qualifying portion, if any, may affect a corporate shareholder's liability for alternative minimum tax and/or result in basis reductions and other consequences in certain circumstances.

      At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to undistributed taxable income and/or realized or unrealized appreciation in the fund's portfolio. Consequently, subsequent distributions by a fund with respect to such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

      Upon a redemption or other disposition of shares of the funds in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or other disposition may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of the shares. In such a case, the disallowed portion of the loss generally would be included in the federal tax basis of the shares acquired. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

      The foregoing discussion relates solely to U.S. federal income tax law consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, financial institutions, and securities dealers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, a fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states as well as the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, a fund in their particular circumstances.

      Federal law requires that each fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions or repurchases of fund shares paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement shareholders must certify on their Account Purchase Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

      Investors other than U.S. person may be subject to different U.S. tax treatment, including a nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the fund.

                             ADDITIONAL INFORMATION

      The funds' prospectus and this SAI omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission or by accessing the SEC's Web site at http://www.sec.gov.

                        EXPERTS AND FINANCIAL STATEMENTS

      The funds' financial statements for the fiscal year ending December 31, 2001 will be audited by PricewaterhouseCoopers LLP.

                                    APPENDIX

                         MOODY'S RATINGS DEFINITIONS FOR
                         CORPORATE BONDS AND SOVEREIGN,
                            SUBNATIONAL AND SOVEREIGN
                                 RELATED ISSUES

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                            STANDARD & POOR'S RATINGS
                                   DEFINITIONS

      AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB - Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                                STANDARD & POOR'S
                        CHARACTERISTICS OF SOVEREIGN DEBT
                              OF FOREIGN COUNTRIES

      AAA - Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances

      Key players in the global trade and financial system:

      -     Prosperous and resilient economies, high per capita incomes
      -     Low fiscal deficits and government debt, low inflation
      -     Low external debt.

      AA - Stable, predictable governments with demonstrated track record of responding to changing economic and political circumstances

      -     slightly integrated into global trade and financial system
      -     Differ from AAAs only to a small degree because:
      - Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)
      -     More variable fiscal deficits, government debt and inflation
      -     Moderate to high external debt.

      A - Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change

      - Established trend of integration into global trade and financial system
      - Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks), but
      -     Usually rapid growth in output and per capita incomes
      - Manageable through variable fiscal deficits, government debt and inflation
      -     Usually low but variable debt

      - Integration into global trade and financial system growing but untested
      - Low to moderate income developing economies but variable performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      - Very high and variable debt, often graduates of Brady plan but track record not well established.

      BBB - Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      - Integration into global trade and financial system growing but untested
      - Economies less prosperous and often more vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     High and variable external debt.

      BB - Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      - Integration into global trade and financial system growing but untested
      - Low to moderate income developing economies, but variable performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      - Very high and variable debt, often graduates of Brady Plan but track record not well established

      In the case of sovereign, subnational and sovereign related issuers, a fund uses the foreign currency or domestic (local) currency rating depending upon how a security in the portfolio is denominated. In the case where a fund holds a security denominated in a domestic (local) currency and one of the rating services does not provide a domestic (local) currency rating for the issuer, the fund will use the foreign currency rating for the issuer; in the case where a fund holds a security denominated in a foreign currency and one of the rating services does not provide a foreign currency rating for the issuer, the fund will treat the security as being unrated.

                          DESCRIPTION OF DUFF & PHELPS

                         RATINGS FOR CORPORATE BONDS AND
                         FOR SOVEREIGN, SUBNATIONAL AND
                            SOVEREIGN RELATED ISSUERS

      AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

      BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

      BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

      B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating guide.

                            FITCH IBCA INTERNATIONAL
                             LONG-TERM CREDIT RATING
                                   DEFINITIONS

      AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB - Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B - Bonds are considered highly speculative. The obligor's ability to pay interest and repay principal are currently being met, but a limited margin safety remains. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                        FITCH IBCA LONG-TERM RATINGS FOR
                                 NATIONAL ISSUES

      AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

      AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

      A - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

      BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      BB - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

      B - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.

                                               [LOGO] STANDISH FUNDS(R)

Prospectus                    Standish High Yield Bond Fund
-------------------------------------------------------------------
January 1, 2001

                              The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[GRAPHIC OMITTED]

Contents
--------------------------------------------------------------------------------

                               Risk/Return Summary.............................3
                                  High Yield Bond Fund.........................3

                               The Fund's Investments and Related Risks........5
                                  Additional investment policies...............5

                               The Investment Adviser..........................7
                                  About Standish(R)............................7
                                  Fund managers................................8
                                  Advisory services and fees...................8

                               Investment and Account Information..............9
                                  How to purchase shares.......................9
                                  How to exchange shares......................10
                                  How to redeem shares........................10
                                  Transaction and account policies............11
                                  Valuation of shares.........................11
                                  Dividends and distributions.................11

                               Fund Details...................................12
                                  Taxes.......................................12
                                  The fund's service providers................12

                               For More Information...........................16

Mutual Fund Risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Standish High Yield Bond Fund          2

Risk/Return Summary
--------------------------------------------------------------------------------

                              High Yield Bond Fund

Investment objective

To maximize total return, consistent with preserving principal, primarily through the generation of current income and, to a lesser extent, capital appreciation.

Key investments and strategies

The fund invests, under normal circumstances, at least 80% of assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as preferred stocks, convertible bonds, bank loans, warrants and tax-exempt bonds. At least 95% of the assets are U.S. dollar denominated or currency hedged to seek to protect the U.S. dollar value of the fund's assets. The fund may also invest in futures contracts and options in an attempt to manage portfolio risks and enhance returns.

Credit quality

The fund invests at least 65% of assets in below investment grade securities with an emphasis on those issues that appear likely to be upgraded. Many of these securities have higher yields and offer a higher level of current income than U.S. government bonds but at heightened levels of risk. The fund may realize substantial capital appreciation over time.

Targeted average portfolio credit quality

In the range of BB+/Ba1 to B/B2.

Maturity

The fund generally will maintain an average dollar-weighted effective maturity of 5 to 13 years but may invest in individual securities of any maturity.

How investments are selected

The adviser focuses on identifying undervalued sectors and securities, and minimizes the use of interest rate anticipation strategies. The adviser achieves this by selecting securities for the fund's portfolio by:

o Employing top down quantitative and macro-economic analysis to allocate assets to undervalued sectors in order to maximize investment returns.

o Using fundamental analysis to identify those securities with the most potential for capital appreciation, such as those that offer favorable relative value and the best opportunity for credit upgrade.

o Targeting individual issues that that are rated in the BB and B rating categories.

o Focusing on securities in areas of the yield curve that offer the most favorable risk/return characteristics.

Principal risks of investing in the fund

Investors could lose money on their investments in the fund or the fund could under perform other possible investments if any of the following occurs:

o Interest rates rise, which will make the prices of fixed income securities and the value of the fund's portfolio go down.

o The issuer of a security owned by the fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. This risk is higher for below investment grade fixed income securities.

o When interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

o When interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

o The adviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or hedging strategy proves to be incorrect.

o Prices of foreign securities go down because of unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

o The adviser is not able to adequately protect the U.S. dollar value of the fund's assets through currency hedging at times when the value of foreign currencies in which some of the fund's securities are denominated declines relative to the U.S. dollar.

o During periods of extreme interest rate volatility, the fund has difficulty closing out its position in interest rate futures contracts or closing out its position at a price which the adviser believes would be advantageous to the fund.

Other risks

There is a greater risk that the fund will lose money because it invests primarily in high yield securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

The fund is non-diversified. This means that the fund may invest more of its assets in the securities of a single issuer than other funds. To the extent the fund invests more of its assets in a single issuer, the fund's share price may be adversely affected by events affecting that issuer.


                                       3           Standish High Yield Bond Fund

--------------------------------------------------------------------------------

Total return performance

Because the fund is newly organized, it does not yet have a performance history which can be shown in a bar chart or total return table.

Fees and expenses of the fund

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. Other expenses are based on estimates for the current fiscal year.

                                                   High Yield
                                                    Bond Fund

Shareholder fees (fees paid
directly from your investment)                        None

Annual fund operating expenses(1)
(expenses that are deducted
from fund assets)

   Management fees                                    0.40%

   Distribution (12b-1) fees                          None

   Other expenses                                     0.20%

   Total annual fund operating
   expenses                                           0.60%

(1)Because Standish has agreed to cap the fund's operating expenses, actual expenses are estimated to be:

   Management fees                                     0%

   Other expenses                                      0%

   Total annual fund
   operating expenses                                  0%

This cap may be changed or eliminated.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that:

o     You invest $10,000 in the fund for the time periods indicated;

o     You redeem at the end of each period;

o     Your investment has a 5% return each year; and

o     The fund's operating expenses have not been capped and remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                    After       After
                   1 year      3 years

High Yield
Bond Fund            $61        $194


Standish High Yield Bond Fund          4

The Fund's Investments and Related Risks
--------------------------------------------------------------------------------

The fund may invest in a wide range of fixed income securities.

Additional Information About the Fund's Principal Investments

Fixed income investments Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, bank loans, loan assignments and participations, eurodollar and Yankee dollar instruments and money market instruments. These fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; U.S. and foreign governments, their agencies, authorities, instrumentalities; sponsored enterprises or political subdivisions; and state and municipal governments. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Bank loans are privately negotiated loans issued by one or more banks or other types of financial institutions to a foreign company or government. The fund's investment in these loans may be in the form of participations and assignments. In a participation, the fund acquires the right to receive a portion of the amount repaid by the borrower. In an assignment, the fund acquires direct rights against the borrower for a portion of the loan. Investments in bank loans, participations and assignments involve special risks, including a lack of liquidity and the risk that the borrower and the lender may default on their obligations.

Additional Information About the Fund's Other Investment Strategies

The fund may invest 10% of assets in emerging markets generally and 3% of assets in any single emerging market. The fund will not purchase a security unless, at the time of purchase, at least 90% of the fund's assets are comprised of securities denominated in currencies only of countries with advanced or transition economies as defined by the International Monetary Fund (IMF). The IMF currently considers the following foreign countries and countries within the following regions to have advanced or transition economies: Western European countries, Canada, Australia, New Zealand, Israel, Japan, Hong Kong, Singapore and Taiwan.

The Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.


                                       5           Standish High Yield Bond Fund

--------------------------------------------------------------------------------

The fund may invest up to 10% of assets in common stocks.

Credit quality Securities are considered below investment grade if rated below the four highest long-term rating categories of a nationally recognized statistical rating organization, have received a comparable short-term or other rating or are unrated securities that the adviser believes are of comparable quality.

If a security receives "split" (different) ratings from multiple rating organizations, the fund will treat the security as being rated in the higher rating category. The fund's credit standards also apply to counterparties to OTC derivative contracts. The fund may invest in securities of any credit quality, including securities that are in default as to repayment of principal or interest.

Defensive investing The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short term debt securities. If the fund takes a temporary defensive position, it may be unable for a time to achieve its investment objective.

Derivative contracts The fund may, but is not required to, use derivative contracts for any of the following purposes:

o To hedge against adverse changes in the market value of securities held by or to be bought for the fund which are caused by changing interest rates or currency exchange rates.

o     As a substitute for purchasing or selling securities.

o To shorten or lengthen the effective maturity or duration of the fund's portfolio.

o     To enhance the fund's potential gain in non-hedging situations.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative contracts can have a big impact on a portfolio's interest rate exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency exchange rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's portfolio holdings.

Counterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make the fund's portfolio less liquid and harder to value, especially in volatile markets.

Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance.

Investment objective The fund's investment objective may be changed by the fund's trustees without shareholder approval.


Standish High Yield Bond Fund          6

The Investment Adviser
--------------------------------------------------------------------------------

Standish offers a broad array of investment services that include management of domestic and international equity and fixed income portfolios.

About Standish

Standish, Ayer & Wood, Inc., established in 1933, has remained by choice a privately held investment management firm over its more than 65 year history. Ownership is shared by a limited number of employees of the firm. Standish believes the firm's organizational structure has helped preserve an entrepreneurial orientation, which reinforces its commitment to investment performance.

Standish believes that experience is a prerequisite for long-term investment success. But experience alone is insufficient in a world of complex new securities and rapidly changing technologies. To keep pace with today's investment markets, Standish has built a staff which balances enthusiasm and intellectual curiosity with professional and technical expertise. This combination of experience and enthusiasm, tradition and innovation has worked well and serves as a blueprint for future growth at Standish.

Standish relies on a combination of traditional fundamental research, which is the product of a seasoned staff of specialists, and innovative quantitative analysis, which uses sophisticated computer-based models to help identify potentially attractive securities in equity and fixed income markets. In each market, Standish seeks to discover opportunity by utilizing detailed analysis and thorough adherence to a strict set of disciplines. Standish uses fundamental research to identify a security sufficiently complex as to have been misvalued by more traditional analysis. Standish uses sophisticated quantitative techniques, which may help identify market misvaluations that can be exploited by their portfolio managers.

Standish strives to balance individual insight with the shared wisdom of the investment team. By combining technology and an experienced research staff, Standish has built a powerful internal network of complementary resources.

--------------------------------------------------------------------------------

Who may want to invest

The fund may be appropriate for investors:

o     Looking to diversify a fixed income portfolio with a high level of income.

o Willing to tolerate fluctuation in bond prices due to interest rate changes.

o Looking for higher returns than an investment grade bond fund and are willing to tolerate greater volatility.

o Prepared to accept the risks entailed with some foreign investing, which includes political instability and currency fluctuation.


                                       7           Standish High Yield Bond Fund

--------------------------------------------------------------------------------

Fund managers
--------------------------------------------------------------------------------
Fund                          Fund managers           Positions during past
                                                      five years
--------------------------------------------------------------------------------
High Yield Bond Fund          John R. McNichols       Associate Director and a
                                                      Chartered Financial
                                                      Analyst, John is a
                                                      portfolio manager for
                                                      aggressive core fixed
                                                      income accounts and
                                                      co-director of global
                                                      credit investing. His
                                                      prior experience with
                                                      Standish includes managing
                                                      emerging markets fixed
                                                      income investments and
                                                      corporate bond research.

                              Jonathan M. Uhrig       Vice president, Jonathan
                                                      joined the firm in 1997
                                                      and has worked in high
                                                      yield trading and
                                                      portfolio management. He
                                                      has previous experience as
                                                      an analyst and portfolio
                                                      manager in fixed income
                                                      and equity risk-arbitrage
                                                      at Longfellow Investment
                                                      management and was a
                                                      corporate bond strategist
                                                      in Fixed Income Research
                                                      at Goldman, Sachs & Co.
--------------------------------------------------------------------------------

Advisory services and fees

Standish provides the fund with portfolio management and investment research services. The adviser places orders to buy and sell the fund's portfolio securities and manages the fund's business affairs. The adviser agreed to limit the fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses). This agreement is temporary and may be terminated or changed at any time.

--------------------------------------------------------------------------------
                            Annual Advisory Fee Rate
               (as a percentage of the fund's average net assets)

                         Contractual advisory fee     Current expense limitation
--------------------------------------------------------------------------------
High Yield Bond Fund              0.40%                            0%
--------------------------------------------------------------------------------

                               Investment Adviser

                           Standish, Ayer & Wood, Inc.
                              One Financial Center
                        Boston, Massachusetts 02111-2662


Standish High Yield Bond Fund          8

Investment and Account Information
--------------------------------------------------------------------------------

How to purchase shares

Minimum initial investment: $100,000

Minimum subsequent investment: $5,000

Minimum investments may be waived by the distributor for investors in omnibus accounts and clients and employees of Standish and their immediate families.

All orders to purchase shares received by the distributor or its agent before the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All orders must be in good form and accompanied by payment. The fund reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders.

Good form means that you have provided the following information with your request: Name of the fund; account number (if an existing account); dollar amount or number of shares to be purchased (or exchanged or redeemed); and the signature of each owner exactly as the account is registered in the case of a redemption request.

Shares of the fund are not available for sale in every state.

By check

Opening an account

o Send a check to the distributor payable to Standish Funds with the completed original account application.

Adding to an account

o Send a check to the distributor payable to Standish Funds and a letter of instruction with the account name and number and effective date of the request.

By wire

Opening an account

o     Send the completed original account application to the distributor.

o     Call the distributor to obtain an account number.

o Instruct your bank to wire the purchase amount to Investors Bank & Trust Company (see below).

Adding to an account

o Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company (see below).

By fax

Opening an account

o     Fax the completed account application to 617-350-0042.

o     Mail the original account application to the distributor.

o     Follow the instructions for opening an account by wire.

Adding to an account

o Fax a letter of instruction to 617-350-0042 with the account name and number and effective date of the request.

o Call the distributor. Instruct your bank to wire the amount of the additional investment to Investors Bank & Trust Company.

Through a financial intermediary

Opening or adding to an account

o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.

The distributor's address is:                    Wire instructions:

Standish Fund Distributors, L.P.                 Investors Bank & Trust Company
P.O. Box 1407                                    Boston, MA
Boston, Massachusetts 02205-1407                 ABA#: 011 001 438
Tel: 1-800-221-4795                              Account #: 79650-4116
Fax: 617-350-0042                                Fund name:
Email: funds@saw.com                             Investor account #:


                                       9           Standish High Yield Bond Fund

--------------------------------------------------------------------------------

How to exchange shares

You may exchange shares of the fund for the same class of shares of any other Standish fund, if the registration of both accounts is identical. The fund may refuse any exchange order and may alter, limit or suspend its exchange privilege on 60 days' notice. Exchange requests will not be honored until the distributor receives payment for the exchanged shares (up to 3 business days). An exchange involves a taxable redemption of shares surrendered in the exchange.

By mail

o Send a letter of instruction to the distributor signed by each registered account owner.

o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

o     Provide both account numbers.

o     Signature guarantees may be required (see below).

By telephone

o     If the account has telephone privileges, call the distributor.

o Provide the name of the current fund, the fund to exchange into and dollar amount to be exchanged.

o     Provide both account numbers.

o The distributor may ask for identification and all telephone transactions may be recorded.

How to redeem shares

All orders to redeem shares received by the distributor before the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) will be executed at that day's share price. Orders received after that time will be executed at the next business day's price. All redemption orders must be in good form. The fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law.

By mail

o Send a letter of instruction to the distributor signed by each registered account owner.

o State the name of the fund and number of shares or dollar amount to be sold.

o     Provide the account number.

o     Signature guarantees may be required (see below).

By telephone

For check or wire

o     If the account has telephone privileges, call the distributor.

o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

o The distributor may ask for identification and all telephone transactions may be recorded.

By fax

o     Fax the request to the distributor at 617-350-0042.

o Include your name, the name of the fund and the number of shares or dollar amount to be sold.

o Proceeds will be mailed by check payable to the shareholder of record to the address, or wired to the bank as directed, on the account application.

Through a financial intermediary

o Contact your financial intermediary. Financial intermediaries acting on an investor's behalf are responsible for transmitting orders to the distributor or its agent by the specified deadline.


Standish High Yield Bond Fund          10

Investment and Account Information
--------------------------------------------------------------------------------

Transaction and account policies

Accounts with low balances. If an account falls below $50,000 as a result of redemptions (and not because of performance), the distributor may ask the investor to increase the size of the account to $50,000 within 30 days. If the investor does not increase the account to $50,000 the distributor may redeem the account at net asset value and remit the proceeds to the investor.

In-kind purchases and redemptions. Securities you own may be used to purchase shares of the fund. The adviser will determine if the securities are consistent with the fund's objective and policies. If accepted, the securities will be valued the same way the fund values securities it already owns. The fund may make payment for redeemed shares wholly or in part by giving the investor portfolio securities. A redeeming shareholder will pay transaction costs to dispose of these securities.

Signature guarantees. A signature guarantee may be required for any written request to sell or exchange shares, or to change account information for telephone transactions.

The distributor will accept signature guarantees from:

o     members of the STAMP program or the Exchange's Medallion Signature Program

o     a broker or securities dealer

o     a federal savings, cooperative or other type of bank

o     a savings and loan or other thrift institution

o     a credit union

o     a securities exchange or clearing agency

A notary public cannot provide a signature guarantee.

Household delivery of fund documents

With your consent, Standish may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by contacting Standish, either orally or in writing at the telephone number or address for the fund listed on the back cover of this prospectus. Standish will begin mailing prospectuses and shareholder reports to you within 30 days after receiving your revocation.

Valuation of shares

The fund offers its shares at the NAV per share of the fund. The fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the fund accelerates calculation of NAV and transaction deadlines to that time.

The fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the fund may value its assets by a method that the trustees believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations. Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund may change on days when shareholders cannot purchase or redeem shares.

Dividends and distributions

The fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The fund declares and distributes dividends from net investment income quarterly. The fund declares and distributes net capital gains, if any, annually. All dividends and capital gains are reinvested in shares of the fund unless the shareholder elects to receive them in cash. Substantially all of the fund's distributions will be from net investment income.


                                      11           Standish High Yield Bond Fund

Fund Details
--------------------------------------------------------------------------------

Taxes
--------------------------------------------------------------------------------
             Transactions                                Tax Status

Sales or exchanges of shares.                 Usually capital gain or loss. Tax
                                              rate depends on how long shares
                                              are held.

Distributions of long-term capital gain.      Taxable as long-term capital gain.
                                              Tax rate depends on how long the
                                              fund held the portfolio securities
                                              sold and other factors.

Distributions of short-term capital gain.     Taxable as ordinary income.

Dividends from net investment income.         Taxable as ordinary income.
--------------------------------------------------------------------------------

Every January, the fund provides information to their shareholders about the fund's dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

Shareholders should generally avoid investing in the fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

Shareholders should consult their tax advisers about their own particular tax situations.

--------------------------------------------------------------------------------

The fund's service providers

                              Principal Underwriter
                        Standish Fund Distributors, L.P.

                  Custodian, Transfer Agent and Fund Accountant
                         Investors Bank & Trust Company

                             Independent Accountants
                           PricewaterhouseCoopers LLP

                                  Legal Counsel
                                Hale and Dorr LLP


Standish High Yield Bond Fund         12

--------------------------------------------------------------------------------




                                      13           Standish High Yield Bond Fund

--------------------------------------------------------------------------------




Standish High Yield Bond Fund         14

--------------------------------------------------------------------------------




                                      15           Standish High Yield Bond Fund

For More Information
--------------------------------------------------------------------------------

Standish, Ayer & Wood, Inc. is an independent investment counseling firm that manages assets for institutional investors and high net worth individuals, as well as mutual funds. Standish offers a broad array of investment services that includes management of domestic and international equity and fixed income portfolios.

For investors who want more information about the Standish High Yield Bond Fund, the following documents are available free upon request.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated into this prospectus by reference.

Investors can get free copies of the SAI, request other information and discuss their questions about the fund by contacting the fund at:

Standish Funds
P.O. Box 1407
Boston, MA 02205-1407

Telephone: 1.800.729.0066

Email:
funds@saw.com

Internet:
http://www.standishonline.com

Investors can review the fund's SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.942.8090 for hours of operation. Investors can get text-only copies:

o For a fee, by writing the Public Reference Room of the Commission, Washington, D.C. 20549-6009

o For a fee, by sending an email or electronic request to the Public Reference Room of the Commission at publicinfo@sec.gov

o     Free, from the Commission's Internet website at http://www.sec.org

            [LOGO] STANDISH FUNDS(R)
                   One Financial Center
                   Boston, MA 02111-2662
                   800.729.0066

                                                          Investment Company Act
                                                          file number (811-4813)

                                                                     00-315 3/00

January 1, 2001

                                 [STANDISH LOGO]

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                              One Financial Center
                           Boston, Massachusetts 02111
                                 (800) 729-0066

                       STATEMENT OF ADDITIONAL INFORMATION

                          Standish High Yield Bond Fund

      This Statement of Additional Information (SAI) is not a prospectus. The SAI expands upon and supplements the information contained in the prospectus dated January 1, 2001, as amended and/or supplemented from time to time, of Standish High Yield Bond Fund (High Yield Bond Fund), a separate investment series of Standish, Ayer & Wood Investment Trust (the Trust). The SAI should be read in conjunction with the fund's prospectus.

                        ---------------------------------

                                    Contents

INVESTMENT OBJECTIVE AND POLICIES............................................2
INVESTMENT RESTRICTIONS.....................................................24
CALCULATION OF PERFORMANCE DATA.............................................26
MANAGEMENT..................................................................27
PURCHASE AND REDEMPTION OF SHARES...........................................32
PORTFOLIO TRANSACTIONS......................................................33
DETERMINATION OF NET ASSET VALUE............................................33
THE FUND AND ITS SHARES.....................................................34
TAXATION....................................................................35
ADDITIONAL INFORMATION......................................................39
EXPERTS AND FINANCIAL STATEMENTS............................................39

                        INVESTMENT OBJECTIVE AND POLICIES

      The prospectus describes the investment objective and policies of the fund. The following discussion supplements the description of the fund's investment policies in the prospectus.

      Adviser. Standish, Ayer & Wood, Inc. ("Standish" or the "Adviser") is the investment adviser to the fund.

      Suitability. The fund is not intended to provide an investment program meeting all of the requirements of an investor. Notwithstanding the fund's ability to spread risk by holding securities of a number of portfolio companies, shareholders should be able and prepared to bear the risk of investment losses which may accompany the investments contemplated by the fund.

      Credit Quality. Investment grade securities are those that are rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Group ("Standard & Poors"), Duff and Phelps ("Duff") or Fitch IBCA International ("Fitch") or, if unrated, determined by the adviser to be of comparable credit quality. High grade securities are those that are rated within the top three investment grade ratings (i.e., Aaa, Aa, A or P-1 by Moody's or AAA, AA, A, A-1 or Duff-1 by Standard & Poor's, Duff or Fitch). Securities rated Baa or P-2 by Moody's or BBB, A-2 or Duff-2 by Standard & Poor's, Duff or Fitch are generally considered medium grade obligations and have some speculative characteristics. Adverse changes in economic conditions or other circumstances are more likely to weaken the medium grade issuer's capability to pay interest and repay principal than is the case for high grade securities.

      Fixed income securities rated Ba and below by Moody's or BB and below by Standard & Poor's, Duff or Fitch, or, if unrated, determined by the adviser to be of comparable credit quality are considered below investment grade obligations. Below investment grade securities, commonly referred to as "junk bonds," carry a higher degree of risk (greater price volatility and greater risk of loss of principal and interest) than higher rated securities and are considered speculative by the rating agencies. When investing in non-investment grade fixed income securities, the adviser attempts to select those fixed income securities that have the potential for upgrade.

      If a security is rated differently by two or more rating agencies, the adviser uses the highest rating to compute the fund's credit quality and also to determine the security's rating category. In the case of unrated sovereign and subnational debt of foreign countries, the adviser may take into account, but will not rely entirely on, the ratings assigned to the issuers of such securities. The fund may invest in securities of any credit quality, including securities that are in default as to repayment of principal or interest.

      Maturity and Duration. The fund will generally maintain an average dollar-weighted effective portfolio maturity of 5 to 13 years. However, the fund may purchase individual securities with effective maturities that are outside of this range. The effective maturity of an individual portfolio security in which the fund invests is defined as the period remaining until the earliest date when the fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to the fund than was anticipated at the time the securities were purchased. The fund's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the fund.

      Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, the fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. The fund may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

      Securities. The fund invests primarily in all types of fixed income securities.

      In addition, the fund may purchase shares of other investment companies and real estate investment trusts ("REITs") and common stocks. The fund may also enter into repurchase agreements and forward dollar roll transactions, may purchase zero coupon and deferred payment securities and may buy securities on a when-issued or delayed delivery basis. Please refer to the fund's specific investment objective and policies and "Description of Securities and Related Risks" for a more comprehensive list of permissible securities and investments.

Description of Securities and Related Risks

General Risks of Investing

      The prospectus discusses the principal risk of investing in the fund. The following discussion provides additional information on the risks associated with an investment in the fund. The fund invests primarily in fixed income securities and is subject to risks associated with investments in such securities. These risks include interest rate risk, default risk and call and extension risk.

      Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

      Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations causing the fund to sustain losses on such investments. A default could impact both interest and principal payments. This risk is higher for investments in below investment grade fixed securities.

      Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and the fund will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled which would cause cash flows to be returned later than expected. This typically results when interest rates have increased and the fund will suffer from the inability to invest in higher yield securities.

Specific Risks

      The following sections include descriptions of specific risks that are associated with the fund's purchase of a particular type of security or the utilization of a specific investment technique.

      Below Investment Grade Fixed Income Securities. The fund invests primarily in non-investment grade fixed income securities. Non-investment grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment grade standing. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest obligations. These securities, also referred to as high yield securities or "junk bonds", may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high yield markets generally and less secondary market liquidity.

      The amount of high yield, fixed income securities proliferated in the 1980s and 1990s as a result of increased merger and acquisition and leveraged buyout activity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.

      The market values of high yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers' inability to meet specific projected business forecasts. These non-investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high yield bond market and investor perceptions regarding lower rated securities, whether or not based on the fund's fundamental analysis, may depress the prices for such securities.

      Since investors generally perceive that there are greater risks associated with non-investment grade securities of the type in which the fund invests, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

      Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund's net asset value.

      The risk of loss from default for the holders of high yield, fixed-income securities is significantly greater than is the case for holders of other debt securities because such high yield, fixed-income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.

      The secondary market for high yield, fixed-income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher-rated securities. In addition, the trading volume for high yield, fixed-income securities is generally lower than that of higher rated securities and the secondary market for high yield, fixed-income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the fund's ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's net asset value. A less liquid secondary market also may make it more difficult for a fund to obtain precise valuations of the high yield securities in its portfolio.

      Federal legislation could adversely affect the secondary market for high yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.

      Non-investment grade or high yield, fixed-income securities also present risks based on payment expectations. High yield, fixed-income securities frequently contain "call" or buy-back features which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a "call option" and redeems the security, a fund may have to replace such security with a lower yielding security, resulting in a decreased return for investors. The fund may also incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on a portfolio security.

      Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of non-investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in non-investment grade and comparable unrated obligations will be more dependent on the adviser's credit analysis than would be the case with investments in investment-grade debt obligations. The adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The adviser continually monitors the investments in the fund's portfolio and evaluates whether to dispose of or to retain non-investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

      Corporate Debt Obligations. The fund may invest in corporate debt obligations and zero coupon securities issued by financial institutions and companies, including obligations of industrial, utility, banking and other financial issuers. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

      Eurodollar and Yankee Dollar Investments. The fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The fund may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee

Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

      Foreign Securities. The fund may invest in securities of foreign issuers, including issuers located in emerging markets. Investing in the securities of foreign issuers involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Most foreign securities markets may have substantially less trading volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

      Investing in Emerging Markets. The fund may invest in foreign securities of issuers in emerging markets, including issuers in Asia, Eastern Europe, Russia, Latin and South America, the Mediterranean and Africa. Investing in the securities of issuers of emerging market countries involves heightened risks relative to investments in foreign securities of issuers located in developed countries. These risks may be related to (i) restrictions on foreign investment and repatriation of capital; (ii) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of the emerging market countries compared to the U.S. securities markets and other developed foreign markets; (iii) economic, political and social factors; and
(iv) foreign exchange matters such as fluctuations in exchange rates between the U.S. dollar and the currencies in which the issuer derives some or all of its revenues, exchange control regulations and costs associated with currency exchange. A fund's purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the fund, the adviser and its affiliates and their respective clients and other service providers. The fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on the fund's performance and may adversely affect the liquidity of each fund's investment to the extent that it invest certain emerging market countries.

      Investment and Repatriation Restrictions. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the fund's investment in certain emerging market countries, require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms

(including price) than securities of such company available for purchase by nationals. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the fund. From time to time, the adviser may determine that investment and repatriation restrictions in certain emerging market countries negate the advantages of investing in such countries and the fund is not required to invest in any emerging market country.

      In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. The adviser may determine from time to time to invest in the securities of emerging market countries which may impose restrictions on foreign investment and repatriation that cannot currently be predicted.

      The repatriation of both investment income and capital from several emerging market countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the fund to the extent that it invests in emerging market countries.

      Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. The less liquid the market, the more difficult it may be for a fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with the liquidity of a market may be particularly acute in situations in which the fund's operations require cash, such as the need to meet redemption requests for its shares, to pay dividends and other distributions and to pay its expenses.

      Settlement procedures in emerging market countries are less developed and reliable than those in the United States and in other developed markets, and the fund may experience settlement delays or other material difficulties. In addition, significant delays are common in registering transfers of securities, and the fund may be unable to sell such securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

      As legal systems in emerging market countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      Financial Information and Standards. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market company may not reflect its financial position or results of operations in the same manner as financial statements for U.S. companies. Substantially less information may be publicly available about issuers in emerging market countries than is available about issuers in the United States.

      Economic, Political and Social Factors. Many emerging market countries may be subject to a greater degree of economic, political and social instability than is the case in developed countries such as the United States and Western Europe. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes or attempted changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt financial markets of emerging market countries and adversely affect the value of a fund's assets so invested.

      Few emerging market countries have fully democratic governments. Some governments in the region are authoritarian in nature or are influenced by armed forces which have been used to control civil unrest. During the course of the last 25 years, governments of certain emerging market countries have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Several emerging market countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurrections.

      The economies of most emerging market countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally, the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the emerging securities markets. In addition, the economies of some emerging market countries are vulnerable to weakness in world prices for their commodity exports.

      There may be the possibility of expropriations, confiscatory taxation, political, economic or social instability or diplomatic developments which would adversely affect assets of a fund held in emerging market or other foreign countries. Governments in certain emerging market countries participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could have a significant adverse affect on market prices of securities and payment of dividends.

      Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a fund's assets quoted in those currencies. However, under normal market conditions, at least 95% of the fund's total assets, adjusted to reflect fund's net currency exposure after giving effect to currency transactions and positions, are denominated in or hedged (including cross-hedged) to the U.S. dollar. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets may restrict the free conversion of their currencies into other currencies. Any devaluations in the currencies in which the fund's securities are denominated may have a detrimental impact on the fund's net asset value except to the extent such foreign currency exposure is subject to hedging transactions. The fund may utilize various investment strategies to seek to minimize the currency risks described above. These strategies include the use of currency transactions such as currency forward and futures contracts, cross currency forward and futures contracts, currency swaps and currency options. The fund's use of currency transactions may expose it to risks independent of its securities positions. See "Strategic Transactions" within the "Investment Techniques and Related Risks" section for a discussion of the risks associated with such strategies.

      Economic and Monetary Union (EMU). EMU occurred on January 1, 1999, when 11 European countries adopted a single currency - the euro. For participating countries, EMU means sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions remain in the hands of each participating country, but are now subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the euro zone.

      EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolios.

      Sovereign Debt Obligations. The fund may invest in sovereign debt obligations of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

      A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

      The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the fund's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Adviser intends to manage the fund in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the fund to suffer a loss of interest or principal on any of its holdings. In recent years, some of the emerging market countries in which the fund may invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

      The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

      Investors should also be aware that certain sovereign debt instruments in which fund may invest involve great risk. As noted above, most sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors.

      Brady Bonds. The fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. In light of the history of defaults of countries issuing Brady Bonds on their commercial bank loans, investments in Brady Bonds may be viewed as speculative. Brady Bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily in U.S. dollars) and are actively traded in OTC secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. U.S. dollar-denominated collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds.

      Obligations of Supranational Entities. The fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by its governmental members at the entity's call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

      U.S. Government Securities. The fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises which are supported by (a) the full faith and credit of the U.S. Treasury (such as the Government National Mortgage Association ("GNMA")), (b) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association ("SLMA")), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC")), or
(d) only the credit of the agency. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises in the future. U.S. Government securities also include Treasury receipts, zero coupon bonds, U.S. Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently ("STRIPs").

      Mortgage-Backed Securities. The fund may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including, but not limited to, GNMA, FNMA or FHLMC. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Mortgagors can generally prepay interest or principal on their mortgages whenever they choose. Therefore, mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate, and thus impair the fund's ability to reinvest the returns of principal at comparable yields. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities, increase the fund's exposure to rising interest rates and prevent the fund from taking advantage of such higher yields.

      GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury.

      Multiple class securities include collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final scheduled distribution date. In most cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invests in certain mortgages principally secured by interests in real property and other permitted investments. The fund does not intend to purchase residual interests in REMICs.

      Stripped mortgage-backed securities ("SMBS") are derivative multiple class mortgage-backed securities. SMBS are usually structured with two different classes; one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience prepayments of principal at a rate different from what was anticipated, the fund may fail to recoup fully its initial investment in these securities. Although the markets for SMBS and CMOs are increasingly liquid, certain SMBS and CMOs may not be readily marketable and will be considered illiquid for purposes of the fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

      Life of Mortgage-Related Obligations. The average life of mortgage-related obligations is likely to be substantially less than the stated maturities of the mortgages in the mortgage pools underlying such securities. Prepayments or refinancing of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested long before the maturity of the mortgages in the pool.

      As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of mortgage-related obligations. However, with respect to GNMA Certificates, statistics published by the FHA are normally used as an indicator of the expected average life of an issue. The actual life of a particular issue of GNMA Certificates, however, will depend on the coupon rate of the financing.

      Asset-Backed Securities. The fund may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Like mortgage-backed securities, asset-backed securities are subject to more rapid prepayment of principal than indicated by their stated maturity which may greatly increase price and yield volatility. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets and there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.

      Loan Participations and Assignments. The fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the fund's investments in Loans is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the fund having a contractual relationship only with the Lender, not with the borrower government. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

      In the event of the insolvency of the Lender selling a Participation, the fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The fund will acquire Participations only if the Lender interpositioned between the fund and the borrower is determined by the Adviser to be creditworthy. When the fund purchases Assignments from Lenders, the fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

      The fund may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the fund's ability to dispose of particular Assignments or Participations when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a fund to assign a value to those securities for purposes of valuing the fund's portfolio and calculating its net asset value.

      Convertible Securities. The fund may invest in convertible securities consisting of bonds, notes, debentures and preferred stocks. Convertible debt securities and preferred stock acquired by the fund entitle the fund to exchange such instruments for common stock of the issuer at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with debt obligations and to the stock market risk associated with equity securities.

      Warrants. Warrants acquired by the fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

      Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

      Investments in Other Investment Companies. The fund is permitted to invest up to 10% of its total assets in shares of investment companies and up to 5% of its total assets in any one investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. Investments in the securities of other investment companies may involve duplication of advisory fees and other expenses. The fund may invest in investment companies that are designed to replicate the composition and performance of a particular index. For example, World Equity Benchmark Series ("WEBS") are exchange traded shares of open-end investment companies designed to replicate the composition and performance of publicly traded issuers in particular countries. Investments in index baskets involve the same risks associated with a direct investment in the types of securities included in the baskets.

      Real Estate Investment Trusts. The fund may invest in REITs. REITs are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Code.

      Inverse Floating Rate Securities. The fund may invest in inverse floating rate securities. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

      Zero Coupon and Deferred Payment Securities. The fund may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. The fund is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the fund will distribute this accrued income to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the fund will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Zero coupon and deferred payment securities may be subject to greater fluctuation in value and may have less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

      Structured or Hybrid Notes. The fund may invest in structured or hybrid notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the fund to gain exposure to the benchmark asset while fixing the maximum loss that it may experience in the event that the security does not perform as expected. Depending on the terms of the note, the fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the fund's loss cannot exceed this foregone interest and/or principal. In addition to the risks associated with a direct investment in the benchmark asset, investments in structured and hybrid notes involve the risk that the issuer or counterparty to the obligation will fail to perform its contractual obligations. Certain structured or hybrid notes may also be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, the fund's net asset value. Further, certain structured or hybrid notes may be illiquid for purposes of the fund's limitations on investments in illiquid securities. The fund has no limit on investments in structured or hybrid notes. However, it is expected that not more than 5% of the fund's net assets will be at risk as a result of such investments.

      Tax-Exempt Securities. The fund is managed without regard to potential tax consequences. If the adviser believes that tax-exempt securities will provide competitive returns, The fund may invest up to 10% of its total assets in tax-exempt securities. The fund's distributions of interest earned from these investments will be taxable.

Investment Techniques and Related Risks

      Strategic Transactions. The fund may, but is not required to, utilize various investment strategies to seek to hedge market risks (such as interest rates, currency exchange rates and broad or specific fixed income market movements), to manage the effective maturity or duration of fixed income securities, or to seek to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the fund may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing their investment objectives, the fund may purchase and sell (write) exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into various interest rate transactions such as swaps, caps, floors or collars; and enter into various currency transactions such as currency forward contracts, cross-currency futures contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for the fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to seek to protect the fund's unrealized gains in the value of their portfolio securities, to facilitate the sale of such securities for investment purposes, to seek to manage effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. In addition to the hedging transactions referred to in the preceding sentence, Strategic Transactions may also be used to enhance potential gain in circumstances where hedging is not involved although the fund will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 3% of net assets at any one time to the extent necessary, the fund will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the fund's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the adviser believes that short-term interest rates as indicated in the forward yield curve are too high, the fund may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the longer-dated Eurodollar futures position (and vice versa) for purposes of calculating the fund's net loss exposure.

      The ability of the fund to utilize Strategic Transactions successfully will depend on the adviser's ability to predict pertinent market and interest rate movements, which cannot be assured. The fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The fund's activities involving Strategic Transactions may be limited in order to enable the fund to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company.

      Risks of Strategic Transactions. Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the adviser's view as to certain market or interest rate movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the fund's position. The writing of options could significantly increase the fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain OTC options may have no markets. As a result, in certain markets, the fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position. The loss incurred by the fund in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the fund will attempt to limit its net loss exposure resulting from Strategic

Transactions entered into for non-hedging purposes. Futures markets are highly volatile and the use of futures may increase the volatility of the fund's net asset value. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value and the net result may be less favorable than if the Strategic Transactions had not been utilized.

      General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the fund's assets in special accounts, as described below under "Use of Segregated Accounts."

      A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised), the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the fund the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. The fund may purchase a call option on a security, futures contract, index, currency or other instrument to seek to protect the fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The fund is authorized to purchase and sell exchange listed options and OTC options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is in-the-money (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      The fund's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The fund will generally sell (write) OTC options that are subject to a buy-back provision permitting the fund to require the Counterparty to sell the option back to the fund at a formula price within seven days. OTC options purchased by the fund, and portfolio securities "covering" the amount of the fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to the fund's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Boards of Trustees. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The fund expects generally to enter into OTC options that have cash settlement provisions, although they are not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with the fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The fund will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poors or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or the debt of which is determined to be of equivalent credit quality by the adviser.

      If the fund sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the fund's income. The sale (writing) of put options can also provide income.

      The fund may purchase and sell (write) call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, asset backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices, currencies and futures contracts. All calls sold by the fund must be covered (i.e., the fund must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, the fund may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the fund's net exposure on its written option position. Even though the fund will receive the option premium to help offset any loss, the fund may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by the fund also exposes the fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the fund to hold a security or instrument which it might otherwise have sold.

      The fund may purchase and sell (write) put options on securities including U.S. Treasury and agency securities, mortgage backed securities, asset backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts. The fund will not sell put options if, as a result, more than 50% of the fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the fund may be required to buy the underlying security at a price above the market price.

      Options on Securities Indices and Other Financial Indices. The fund may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

      General Characteristics of Futures. The fund may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by the fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on certain foreign exchanges.

      The sale of futures contracts creates a firm obligation by the fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the fund, as purchaser to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position, if the option is exercised.

      The fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the fund may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the net asset value of the fund's portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the fund to deposit, with its custodian for the benefit of a futures commission merchant, or directly with the futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract

(but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the fund. If the fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

      Currency Transactions. The fund may engage in currency transactions with Counterparties to seek to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value or to enhance potential gain. Currency transactions include currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional (agreed upon) difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The fund may enter into over-the-counter currency transactions with Counterparties which have received, combined with any credit enhancements, a long term debt rating of A by Standard & Poors or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) whose obligations are determined to be of equivalent credit quality by the adviser.

      The fund's transactions in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will generally be limited to hedging involving either specific transactions or portfolio positions. See "Strategic Transactions." Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      The fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to non-hedging transactions or proxy hedging as described below.

      The fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value in relation to other currencies to which the fund has or in which the fund expects to have portfolio exposure. For example, the fund may hold a South Korean government bond and the adviser may believe that the Korean won will deteriorate against the Japanese yen. The fund would sell Korean won to reduce its exposure to that currency and buy Japanese yen. This strategy would be a hedge against a decline in the value of Korean won, although it would expose the fund to declines in the value of the Japanese yen relative to the U.S. dollar.

      To seek to reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which certain of the fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the portfolio securities denominated in linked currencies. For example, if the adviser considers that the Korean won is linked to the Japanese yen, and a portfolio contains securities denominated in won and the adviser believes that the value of won will decline against the U.S. dollar, the adviser may enter into a contract to sell yen and buy dollars. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a fund is engaging in proxy hedging. If the fund enters into a currency hedging transaction, it will comply with the asset segregation requirements described below.

      Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a fund if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges they have entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

      Combined Transactions. The fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions, structured notes and any combination of futures, options and interest rate transactions ("component transactions"), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the adviser, it is in the best interests of the fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

      Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The fund expects to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of the fund's portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the fund anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, the fund will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes. The fund will attempt to limit net loss exposure from Strategic Transactions entered into for non-hedging purposes to not more than 3% of net assets.

      The fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the fund may be obligated to pay. Interest rate swaps involve the exchange by the fund with another party of their respective commitments to pay or receive interest (i.e., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

      The fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument) with the fund receiving or paying, as the case may be, only the net amount of the two payments. The fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poors or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the adviser. If there is a default by the Counterparty, the fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of the fund's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Boards of Trustees of the Trust have adopted guidelines and delegated to the adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. The Board of Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and are ultimately responsible for such determinations. The Staff of the SEC currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to the fund's limitation on investing in illiquid securities.

      Risks of Strategic Transactions Outside the United States. The fund may use strategic transactions to seek to hedge against currency exchange rate risks. When conducted outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) lesser availability than in the United States of data on which to make trading decisions, (ii) delays in the fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iii) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (iv) lower trading volume and liquidity, and (v) other complex foreign political, legal and economic factors. At the same time, Strategic Transactions may offer advantages such as trading in instruments that are not currently traded in the United States or arbitrage possibilities not available in the United States.

      Use of Segregated Accounts. The fund will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The fund will cover Strategic Transactions as required by interpretive positions of the SEC. The fund will not enter into Strategic Transactions that expose the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The fund may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other liquid assets on the fund's records or in a segregated account in the amount prescribed. If the market value of these securities declines or the fund's obligation on the underlying Strategic Transaction increases, additional cash or liquid securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund's obligations on the underlying Strategic Transactions. Segregated assets would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      "When-Issued", "Delayed Delivery" and "Forward Commitment" Securities. The fund places no limit on investments in when-issued or delayed delivery securities. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that the fund enters into the commitment, but interest will not accrue to the fund until delivery of and payment for the securities. Although the fund will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the fund may sell the securities before the settlement date if deemed advisable by the adviser.

      Unless the fund has entered into an offsetting agreement to sell the securities purchased on a when-issued or forward commitment basis, the fund will segregate, on its records or with its custodian, cash or liquid obligations with a market value at least equal to the amount of the fund's commitment. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities is at least equal to the amount of the fund's commitment.

      Securities purchased on a "when-issued", "delayed delivery" or "forward commitment" basis may have a market value on delivery which is less than the amount paid by the fund. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued", "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will depreciate in value when interest rates rise.

      Repurchase Agreements. The fund places no limit on investments in repurchase agreements. A repurchase agreement is an agreement under which the fund acquires money market instruments (generally U.S. Government securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by the fund and is unrelated to the interest rate on the instruments. The instruments acquired by the fund (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the fund's custodian bank until they are repurchased. In evaluating whether to enter into a repurchase agreement, the adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Board of Trustees of the Trust.

      The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the fund at a time when their market value has declined, the fund may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the fund are collateral for a loan by the fund and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the fund may not be able to substantiate its interest in the instruments it acquires. While the trustees acknowledge these risks, it is expected that they can be controlled through careful documentation and monitoring.

      Forward Roll Transactions. To seek to enhance current income, the fund places no limit on investments in forward roll transactions involving mortgage-backed securities. In a forward roll transaction, the fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed-upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, such as repurchase agreements or other short-term securities, and the income from these investments, together with any additional fee income received on the sale and the amount gained by repurchasing the securities in the future at a lower price, will generate income and gain for the fund which is intended to exceed the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. At the time that the fund enters into a forward roll transaction, it will place cash or liquid assets in a segregated account that is marked to market daily having a value equal to the repurchase price (including accrued interest).

      Leverage. The use of forward roll transactions involves leverage. Leverage allows any investment gains made with the additional monies received (in excess of the costs of the forward roll transaction) to increase the net asset value of the fund faster than would otherwise be the case. On the other hand, if the additional monies received are invested in ways that do not fully recover the costs of such transactions to the fund, the net asset value of the fund would fall faster than would otherwise be the case.

      Short Sales. The fund may engage in short sales and short sales against the box. In a short sale, the fund sells a security it does not own in anticipation of a decline in the market value of that security. In a short sale against the box, the fund either owns or has the right to obtain at no extra cost the security sold short. The broker holds the proceeds of the short sale until the settlement date, at which time the fund delivers the security (or an identical security) to cover the short position. The fund receives the net proceeds from the short sale. When the fund enters into a short sale other than against the box, the fund must first borrow the security to make delivery to the buyer and must segregate cash or liquid assets on its records or in a segregated account with the fund's custodian that is marked to market daily. Short sales other than against the box involve unlimited exposure to loss. No securities will be sold short if, after giving effect to any such short sale, the total market value of all securities sold short would exceed 5% of the value of the fund's net assets.

      Restricted and Illiquid Securities. The fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain SMBS, swap transactions, certain OTC options and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

      The Boards of Trustees have adopted guidelines and delegated to the advisers the function of determining and monitoring the liquidity of portfolio securities, including restricted and illiquid securities. The Boards of Trustees, however, retain oversight and are ultimately responsible for such determinations. The purchase price and subsequent valuation of illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

      Money Market Instruments and Repurchase Agreements. Money market instruments include short-term U.S. and foreign Government securities, commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.

      U.S. Government securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States and securities issued by agencies and instrumentalities of the U.S. Government which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association.

      The fund may invest in commercial paper rated P-1 or P-2 by Moody's or A-1 or A-2 by Standard & Poors or Duff-1 or Duff-2 by Duff, or in commercial paper that is unrated. In determining whether securities are of equivalent quality, the adviser may take into account, but will not rely entirely on, ratings assigned by foreign rating agencies.

      Temporary Defensive Investments. The fund may maintain cash balances and purchase money market instruments for cash management and liquidity purposes. The fund may adopt a temporary defensive position during adverse market conditions by investing without limit in high quality money market instruments, including short-term U.S. Government securities, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper, floating-rate notes and repurchase agreements.

      Portfolio Turnover. It is not the policy of the fund to purchase or sell securities for trading purposes. However, the fund places no restrictions on portfolio turnover and it may sell any portfolio security without regard to the period of time it has been held. The fund may therefore generally change its portfolio investments at any time in accordance with the adviser's appraisal of factors affecting any particular issuer or market, or the economy in general. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions of which are taxable to the fund's shareholders as ordinary income.

      Portfolio Diversification and Concentration. The fund is non-diversified which means that, with respect to 50% of its total assets (i) no more than 5% of its total assets may be invested in the securities of a single issuer and (ii) it will purchase no more than 10% of the outstanding voting securities of a single issuer. Investing a significant amount of the fund's assets in the securities of a small number of issuers will cause the fund's net asset value to be more sensitive to events affecting those issuers. The fund will not concentrate (invest 25% or more of its total assets) in the securities of issuers in any one industry. The fund's policies concerning diversification and concentration are fundamental and may not be changed without shareholder approval.

                             INVESTMENT RESTRICTIONS

      The fund has adopted the following fundamental policies. The fund's fundamental policies cannot be changed unless the change is approved by the "vote of a majority of the outstanding voting securities" of the fund which phrase as used herein means the lesser of (i) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the fund.

High Yield Bond Fund

      As a matter of fundamental policy, the fund may not:

1. Issue senior securities. For purposes of this restriction, borrowing money in accordance with paragraph 2 below, making loans in accordance with paragraph 6 below, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the fund's investment policies or within the meaning of paragraph 5 below, are not deemed to be senior securities.

2. Borrow money, except in amounts not to exceed 33 1/3% of the value of the fund's total assets (including the amount borrowed) taken at market value
      (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, except that the fund may enter into reverse repurchase agreements and forward roll transactions. For purposes of this investment restriction, investments in short sales, futures contracts, options on futures contracts, securities or indices and forward commitments shall not constitute borrowing.

3. Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the fund may be deemed to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate except that the fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the fund as a result of the ownership of securities.

5. Purchase or sell commodities or commodity contracts, except the fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the fund's investment policies.

6. Make loans, except that the fund (1) may lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. With respect to at least 50% of its total assets, invest more than 5% in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or acquire more than 10% of the outstanding voting securities of any issuer.

8. Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

      The following restrictions are not fundamental policies and may be changed by the trustees of the Trust without investor approval in accordance with applicable laws, regulations or regulatory policy. The fund may not:

      a. Purchase securities on margin (except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

      b. Invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

      c. Purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

      d. Invest more than 15% of its net assets in securities which are illiquid.

      e. Purchase additional securities if the fund's borrowings exceed 5% of its net assets.

                                     ******

      Notwithstanding any fundamental or non-fundamental policy, the fund may invest all of its assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open end management investment company with substantially the same investment objective as the fund. If any percentage restriction described above is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the fund's assets will not constitute a violation of the restriction.

                         CALCULATION OF PERFORMANCE DATA

      As indicated in the prospectus, the fund may, from time to time, advertise certain total return and yield information. The average annual total return of the fund for a period is computed by subtracting the net asset value per share at the beginning of the period from the net asset value per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the net asset value per share at the beginning of the period. In particular, the fund's average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)^n=ERV.

      The fund's yield is computed by dividing the net investment income per share earned during a base period of 30 days, or one month, by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the fund, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:

                       Yield = 2[(((A - B)/CD) + 1)^6 - 1]

            Where:

      A=interest earned during the period; B=net expenses accrued for the period; C=the average daily number of shares outstanding during the period that were entitled to receive dividends; D=the maximum offering price per share (net asset value) on the last day of the period.

      The fund may also quote non-standardized yield, such as yield-to-maturity ("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield and the time between interest payments.

      With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period.

      In addition, the fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or
(ii) not to amortize the discount or premium remaining on a security.

      In addition to average annual return quotations, the fund may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis as follows:

      These performance quotations should not be considered as representative of the fund's performance for any specified period in the future. The fund's performance may be compared in sales literature and advertisements to the performance of other mutual funds and separately managed discretionary accounts (including private investment companies) having similar objectives or to standardized indices or other measures of investment performance. In particular the fund may compare its performance to the Lehman Brothers High Yield Index which covers the universe of fixed rate, non-investment grade debt. All bonds included in the index must be U.S. dollar-denominated and non-convertible. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but Yankee and global bonds (SEC registered) of issuers in countries with developed markets are included.

      Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. Performance comparisons may be useful to investors who wish to compare the fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

                                   MANAGEMENT

Trustees and Officers of the Trust

      The Board of Trustees has established the investment objective and policies which govern the fund's operation. The Board has appointed officers of the Trust who conduct the day-to-day business of the fund. The Board, however, remains responsible for ensuring that the fund is operating consistently according to its objective and policies and requirements of the federal securities laws. The trustees and executive officer of the Trust are listed below. All executive officers of the Trust are affiliates of Standish, Ayer & Wood, Inc.

  Name, Address and Date of Birth    Position Held With Trust   Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------
Samuel C. Fleming, 9/30/40                    Trustee                    Chairman of the Board
c/o Decision Resources, Inc.                                         and Chief Executive Officer,
1100 Winter Street                                                     Decision Resources, Inc.;
Waltham, MA  02451                                                   Trustee, Cornell University;
                                                                       Director, CareGroup Inc.

Benjamin M. Friedman, 8/5/44                  Trustee                    William Joseph Maier,
c/o Harvard University                                              Professor of Political Economy,
Cambridge, MA  02138                                                      Harvard University

John H. Hewitt, 4/11/35                       Trustee              Trustee, The Peabody Foundation;
P.O. Box 233                                                         Trustee, Mertens House, Inc.
New London, NH  03257

Thomas P. Sorbo, 1/9/61                       Trustee                Principal, Director and Chief
c/o Standish, Ayer & Wood, Inc.                                     Operating Officer of Standish,
One Financial Center                                                Ayer & Wood, Inc.; Director of
Boston, MA  02111                                                  Standish International Management
                                                                    Company, LLC; Trustee and Chief
                                                                     Operating Officer, SAW Trust

*Edward H. Ladd, 1/3/38                   Trustee and Vice             Chairman of the Board and
c/o Standish, Ayer & Wood, Inc.              President             Managing Director, Standish, Ayer
One Financial Center                                                         & Wood, Inc.;
Boston, MA  02111                                                 Director of Standish International
                                                                   Management Company, LLC; Trustee
                                                                     and Vice President, SAW Trust

Caleb Loring III, 11/14/43                    Trustee              Trustee, Essex Street Associates
c/o Essex Street Associates                                        (family investment trust office);
400 Essex Street                                                  Director, Holyoke Mutual Insurance
Beverly, MA  01915                                                 Company; Director, Carter Family
                                                                      Corporation; Board Member,
                                                                      Gordon-Conwell Theological
                                                                  Seminary; Chairman of the Advisory
                                                                   Board, Salvation Army; Chairman,
                                                                          Vision New England

  Name, Address and Date of Birth    Position Held With Trust   Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------
*Richard S. Wood, 5/21/54                   Trustee and           President, Chief Executive Officer
c/o Standish, Ayer & Wood, Inc.           Vice President           and Managing Director, Standish,
One Financial Center                                                      Ayer & Wood, Inc.;
Boston, MA  02111                                                    Executive Vice President and
                                                                   Director, Standish International
                                                                   Management Company, LLC; Trustee
                                                                       and President, SAW Trust

James E. Hollis III, 11/21/48        Executive Vice President        Principal and Vice President,
c/o Standish, Ayer & Wood, Inc.                                      Standish, Ayer & Wood, Inc.;
One Financial Center                                              Trustee and Vice President, SAW Trust
Boston, MA  02111

Anne P. Herrmann, 1/26/56               Vice President and           Assistant Vice President and
c/o Standish, Ayer & Wood, Inc.              Secretary                Senior Fund Administration
One Financial Center                                              Manager, Standish, Ayer & Wood, Inc.
Boston, MA  02111

Paul G. Martins, 3/10/56                Vice President and            Vice President of Finance,
c/o Standish, Ayer & Wood, Inc.              Treasurer             Standish, Ayer & Wood, Inc. since
One Financial Center                                              October 1996; formerly Senior Vice
Boston, MA  02111                                                   President, Treasurer and Chief
                                                                     Financial Officer of Liberty
                                                                         Financial Bank Group

Beverly E. Banfield, 7/6/56               Vice President             Principal, Vice President and
c/o Standish, Ayer & Wood, Inc.                                        Chief Compliance Officer,
One Financial Center                                                 Standish, Ayer & Wood, Inc.;
Boston, MA  02111                                                Trustee and Vice President, SAW Trust

Denise B. Kneeland, 8/19/51               Vice President          Vice President and Manager, Mutual
c/o Standish, Ayer & Wood, Inc.                                            Funds Operations,
One Financial Center                                                  Standish, Ayer & Wood, Inc.
Boston, MA  02111

Tami M. Pester, 10/29/67                  Vice President               Assistant Vice President,
c/o Standish, Ayer & Wood, Inc.                                    Assistant Compliance Manager and
One Financial Center                                              Compliance Officer, Standish, Ayer
Boston, MA  02111                                                      & Wood, Inc. since 1998;
                                                                   Compliance Officer, State Street
                                                                            Global Advisors

Rosalind J. Lillo, 2/6/38                 Vice President              Broker/Dealer Administrator
c/o Standish, Ayer & Wood, Inc.                                       Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Deborah Rafferty-Maple, 1/4/69            Vice President               Assistant Vice President,
c/o Standish, Ayer & Wood, Inc.                                    Financial Planner and Registered
One Financial Center                                                 Investment Networks Marketing
Boston, MA  02111                                                   Manager, Standish, Ayer & Wood, Inc.

  Name, Address and Date of Birth    Position Held With Trust   Principal Occupation During Past 5 Years
----------------------------------------------------------------------------------------------------------
Lisa Kane, 6/25/70                        Vice President             Client Service Professional,
c/o Standish, Ayer & Wood, Inc.                                       Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA  02111

Steven M. Anderson, 7/14/65               Vice President               Mutual Funds Controller,
c/o Standish, Ayer & Wood, Inc.                                    Standish, Ayer & Wood, Inc. since
One Financial Center                                                    April 1, 1998; formerly
Boston, MA  02111                                                 Independent Consultant for Banking
                                                                        and Financial Services

* Indicates that trustee is an interested person of the Trust for purposes of the 1940 Act.

Compensation of Trustees and Officers

      The Trust does not pay compensation to the trustees of the Trust that are affiliated with Standish or to the Trust's officers. None of the trustees or officers have engaged in any financial transactions (other than the purchase or redemption of the fund's shares) with the Trust or the advisers during the year ended December 31, 1999, except that certain trustees and officers who are directors and shareholders of Standish, may from time to time, purchase additional shares of common stock of Standish.

      The following table sets forth all compensation estimated to be paid to the Trust's trustees as of the fund's initial fiscal year ending December 31, 2001:

                      Aggregate Compensation from the Funds

    Name of Trustee        High Yield Bond    Pension or Retirement       Total Compensation from Funds and Other
                                Fund*          Benefits Accrued as                  Funds in Complex**
                                             Part of Funds' Expenses
---------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming              $1,000                   $0                                $67,125
Benjamin M. Friedman           $1,000                   $0                                $67,125
John H. Hewitt                 $1,025                   $0                                $72,525
Edward H. Ladd                   $0                     $0                                  $0
Caleb Loring, III              $1,000                   $0                                $65,125
Richard S. Wood                  $0                     $0                                  $0
Thomas P. Sorbo                  $0                     $0                                  $0

----------

* Estimated. The fund is newly organized and has not paid any trustees fees.

** As of the date of this Statement of Additional Information there were 28 funds in the fund complex. Total compensation is presented for the calendar year ended December 31, 1999.

Investment Adviser.

      Standish serves as the adviser to the fund pursuant to a written investment advisory agreement. Standish is a Massachusetts corporation organized in 1933 and is registered under the Investment Advisers Act of 1940. The following constitute all of the Directors of Standish: Caleb F. Aldrich, David
H. Cameron, Maria D. Furman, Raymond J. Kubiak, George W. Noyes, Howard B. Rubin, Thomas P.

Sorbo, Ralph S. Tate, and Richard S. Wood. All of the outstanding stock of Standish is owned by SAW Trust, a Massachusetts business trust. SAW Trust is owned entirely by its thirty-seven trustees, all of whom are officers of Standish. Nine of the thirty-seven trustees are the Directors of Standish listed above. The remaining seventeen trustee/shareholders are: Beverly E. Banfield, Katherine S. Bowes, Karen K. Chandor, Lavinia B. Chase, Susan B. Coan, W. Charles Cook, Joseph M. Corrado, Richard R. Davis, Richard C. Doll, Dolores S. Driscoll, Steven L. Gold, James E. Hendrickson, James E. Hollis III, David M. Horsfall, Edward H. Ladd, Phillip D. Leonardi, Laurence A. Manchester, Nevin G. Markwart, John R. McNichols, Jennifer A. Pline, Catherine A. Powers, Christine
H. Psyhogeos, Austin C. Smith, Marc P. Seidner, David C. Stuehr, Ellen K. Thurmond, Michael W. Thompson and Edward R. Walter. All of the trustee/shareholders of SAW Trust are Standish controlling persons.

      Subject to the supervision and direction of the trustees of the Trust, the adviser recommends investment decisions and, places orders to purchase and sell securities for the fund. In addition to those services, the adviser provides the fund with office space for managing its affairs, with the services of required executive personnel, and with certain clerical services and facilities. Under the investment advisory agreement, the adviser is paid a fee at the rate of 0.40% of the fund's average daily net asset value. The advisory fee is payable monthly. Since the fund expects to commence operations on January 1, 2001, it did not pay advisory fees during the last three years.

      Pursuant to the investment advisory agreement, the fund bears expenses of its operations other than those incurred by the adviser pursuant to the investment advisory agreement. Among other expenses, the fund will pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of prospectuses, statements of additional information and shareholder reports; registration and reporting fees and expenses; and trustees' fees and expenses.

      Unless terminated as provided below, the investment advisory agreement continues in full force and effect for an initial two year period and thereafter from year to year but only so long as each such continuance is approved annually
(i) by the trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the fund, and, in either event (ii) by vote of a majority of the trustees of the Trust who are not parties to the investment advisory agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment advisory agreement may be terminated at any time without the payment of any penalty by vote of the trustees of the Trust or by the "vote of a majority of the outstanding voting securities" of the fund or by the adviser, on sixty days' written notice to the other parties. The investment advisory agreement terminates in the event of its assignment as defined in the 1940 Act.

      In an attempt to avoid any potential conflict with portfolio transactions for the fund, the Trust, the adviser and the Principal Underwriter have each adopted a Code of Ethics which are designed to maintain a high standard of personal conduct by directing that all personnel place the interests of the fund and its shareholders ahead of their own when effecting personal securities transactions. While the codes do permit personnel to invest in securities for their own accounts, the codes impose extensive restrictions on personal securities trading including the pre-clearance of all personal securities transactions and a prohibition of purchasing during initial public offerings of securities. Each code is on public file with, and is available from, the SEC.

Distributor of the Fund

      Standish Fund Distributors, L.P. (the "Principal Underwriter"), an affiliate of the adviser, serves as the Trust's exclusive principal underwriter and holds itself available to receive purchase orders for the fund's shares. In that capacity, Standish Fund Distributors has been granted the right, as agent of the

Trust, to solicit and accept orders for the purchase of the fund's shares in accordance with the terms of the Underwriting Agreement between the Trust and Standish Fund Distributors. Pursuant to the Underwriting Agreement, Standish Fund Distributors has agreed to use its best efforts to obtain orders for the continuous offering of the fund's shares. Standish Fund Distributors receives no commissions or other compensation for its services, and has not received any such amounts in any prior year. The Underwriting Agreement shall continue in effect with respect to the fund until two years after its execution and for successive periods of one year thereafter only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the fund's outstanding shares or by the trustees of the Trust or (ii) by a vote of a majority of the trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically if assigned by either party thereto and is terminable with respect to the fund at any time without penalty by a vote of a majority of the trustees of the Trust, a vote of a majority of the trustees who are not "interested persons" of the Trust, or, with respect to the fund, by a vote of the holders of a majority of the applicable fund's outstanding shares, in any case without payment of any penalty on not more than 60 days' written notice to the other party. The offices of Standish Fund Distributors are located at One Financial Center, 26th Floor, Boston, Massachusetts 02111.

                        PURCHASE AND REDEMPTION OF SHARES

      Detailed information on purchase and redemption of shares is included in the prospectus.

      In addition to Standish Fund Distributors and other agents of the Trust, the fund has authorized one or more brokers and dealers to accept on its behalf orders for the purchase and redemption of fund shares. Under certain conditions, such authorized brokers and dealers may designate other intermediaries to accept orders for the purchase and redemption of fund shares. In accordance with a position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders are considered to have been received by a fund when accepted by the authorized broker or dealer or, if applicable, the authorized broker's or dealer's designee. Also in accordance with the position taken by the staff of the Securities and Exchange Commission, such purchase and redemption orders will receive the fund's net asset value per share next computed after the purchase or redemption order is accepted by the authorized broker or dealer or, if applicable, the authorized broker's or dealer's designee. Shares of the fund purchased through authorized brokers and dealers may be subject to transaction fees on purchase or redemption, no part of which will be received by the fund, Standish Fund Distributors or Standish.

      The Trust may suspend the right to redeem fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange is closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the fund of securities owned by it or determination by the fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the funds.

      The Trust intends to pay redemption proceeds in cash for all fund shares redeemed but, under certain conditions, the Trust may make payment wholly or partly in fund portfolio securities. Portfolio securities distributed upon redemption of fund shares will be valued at their then current market value. The Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act which limits the fund's obligation to make cash redemption payments to any shareholder during any 90-day period to the lesser of $250,000 or 1% of the fund's net asset value at the beginning of such period. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash.

                             PORTFOLIO TRANSACTIONS

      The adviser is responsible for placing the fund's portfolio transactions and will do so in a manner deemed fair and reasonable to the fund and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, the adviser will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to firms which also sell shares of the respective fund. In addition, if the adviser determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, a fund may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist the adviser in carrying out its responsibilities and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the fund effects its securities transactions may be used by the adviser in servicing other accounts; not all of these services may be used by the adviser in connection with the funds generating the soft dollar credits. The investment advisory fees paid by the funds under the investment advisory agreements will not be reduced as a result of the adviser's receipt of research services.

      The adviser also places portfolio transactions for other advisory accounts. The adviser will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the fund. In making such allocations, the main factors considered by the adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. To the extent permitted by law, securities to be sold or purchased for the fund may be aggregated with those to be sold or purchased for other investment clients of the adviser and the adviser's personnel in order to obtain best execution.

      Because most of the fund's securities transactions will be effected on a principal basis involving a "spread" or "dealer mark-up," the fund does not expect to pay any brokerage commissions.

                        DETERMINATION OF NET ASSET VALUE

      The fund's net asset value is calculated each business day on which the New York Stock Exchange is open. Currently, the New York Stock Exchange is not open on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of the fund's shares is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., New York time). If the New York Stock Exchange closes early, the calculation of net asset value will be accelerated to the actual closing time. Net asset value is computed by dividing the value of all securities and other assets of the fund less all liabilities by the number of shares outstanding, and adjusting to the nearest cent per share.

Expenses and fees, including the investment advisory fee, are accrued daily and taken into account for the purpose of determining net asset value.

      Portfolio securities are valued at the last sales prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities for which quotations are not readily available and all other assets are valued at fair value as determined in good faith at the direction of the trustees.

      Portfolio securities that are fixed income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Fixed income securities for which accurate market prices are not readily available and other assets are valued at fair value as determined in good faith by the adviser in accordance with procedures approved by the trustees, which may include the use of yield equivalents or matrix pricing.

      Money market instruments with less than sixty days remaining to maturity when acquired by the fund are valued on an amortized cost basis. If the fund acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

                             THE FUND AND ITS SHARES

      The fund is a diversified investment series of the Trust, an open-end management investment company organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated August 13, 1986. Under the Agreement and Declaration of Trust, the trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.01 per share, of the fund. Each share represents an equal proportionate interest in the fund with each other share and is entitled to such dividends and distributions as are declared by the trustees. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable by the Trust. Upon any liquidation of the fund, shareholders of that fund are entitled to share pro rata in the net assets available for distribution.

      Pursuant to the Declaration, the trustees may create additional funds by establishing additional series of shares in the Trust. The establishment of additional series would not affect the interests of current shareholders in any fund. The trustees have established other series of the Trust. Pursuant to the Declaration, the Board may establish and issue multiple classes of shares for each series of the Trust. Pursuant to the Declaration of Trust and subject to shareholder approval (if then required by applicable law), the trustees may authorize the fund to invest all of its investible assets in a single open-end investment company that has substantially the same investment objectives, policies and restrictions as the fund.

      All fund shares have equal rights with regard to voting, and shareholders of the fund have the right to vote as a separate class with respect to matters as to which their interests are not identical to those of shareholders of other classes of the Trust, including the approval of an investment advisory contract and any change of investment policy requiring the approval of shareholders.

      Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Declaration also provides for indemnification from the assets of the Trust for all losses and expenses of any Trust shareholder held liable for the obligations of the Trust. Thus, the risk of a shareholder incurring a financial loss on account of his or its liability as a shareholder of the Trust is limited to circumstances in which the Trust would be unable to meet its obligations. The possibility that these circumstances would occur is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Declaration also provides that no series of the Trust is liable for the obligations of any other series. The trustees intend to conduct the operations of the Trust to avoid, to the extent possible, ultimate liability of shareholders for liabilities of the Trust.

                                    TAXATION

      Each series of the Trust, including the fund, is treated as a separate entity for U.S. federal income tax purposes. The fund presently has elected to be treated, has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

      In order to qualify as a regulated investment company under Subchapter M, the fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% Income Test") and satisfy certain annual distribution and quarterly diversification requirements.

      The fund will be subject to a 4% non deductible federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements in a timely manner. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by the fund as of a record date in October, November or December of the year but paid during the following January. Such distributions will be treated for federal income tax purposes as received by shareholders as if received on December 31 of the year in which the distributions are declared, rather than the year in which the distributions are received.

      For U.S. federal income tax purposes, all dividends are taxable whether a shareholder takes them in cash or reinvests them in additional shares in the fund. Dividends from investment company taxable income, which includes net investment income and net short-term capital gain in excess of net long-term capital loss are treated as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are treated as long-term capital gain for federal income tax purposes without regard to the length of time shares of the fund have been held.

      If, as anticipated, the fund continues to qualify as regulated investment company under the Code, the fund will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

      The fund will not distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. For U.S. federal income tax purposes, a fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to the fund.

      If the fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net income to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the distribution requirements.

      Certain options, futures contracts or currency forward transactions entered into by the fund may cause the fund to recognize gains or losses from marking-to-market even though such options may not have lapsed, been closed out or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by a fund as long-term or short-term. Certain options and futures may be subject to Section 988 of the Code, as described below, and may accordingly produce ordinary income or loss. Additionally, a fund may be required to recognize gain if an option, futures contract, forward contract, short sale, swap or other Strategic Transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed by a fund to satisfy the distribution requirements referred to above even though a fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of the fund's distributions to shareholders. The fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

      The federal income tax rules applicable to certain structured or hybrid securities, dollar rolls and interest rate swaps, caps, floors and collars are unclear in certain respects, and the fund will limit its transactions in these instruments so that each can account for these instruments in a manner that is intended to allow the fund to continue to qualify as a regulated investment company. Due to possible unfavorable consequences under present tax law, the fund does not currently intend to acquire "residual" interests in real estate mortgage investment conduits ("REMICs"), although the funds may acquire "regular" interests in REMICs.

      Foreign exchange gains and losses realized by a fund or Portfolio in connection with certain transactions, if any, involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of fund distributions to shareholders. Under future regulations, any such transactions that are not directly related to the fund's investment in stock or securities, (or the options or futures contracts with respect to stock or securities) may have to be limited in order to enable the fund to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the funds or their shareholders in future years.

      In some countries, restrictions on repatriation may make it difficult or impossible for the fund to obtain cash corresponding to its earnings from such countries, which may cause a fund to have difficulty obtaining cash necessary to satisfy tax distribution requirements.

      The fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to their investments in foreign securities, which would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in the fund would be entitled to claim U.S. foreign tax credits or deductions with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the fund's total assets at the close of any taxable year were to consist of stock or securities of foreign corporations and the fund were to file an election with the Internal Revenue Service.

      The fund may meet the 50% threshold referred to in the previous paragraph for a year and, if it does, it may file an election with the Internal Revenue Service pursuant to which shareholders of the fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the fund even though not actually received by them and (ii) treat such respective pro rata portions as foreign taxes paid by them.

      Qualified foreign taxes generally include taxes that would be treated as income taxable under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes and similar taxes. If the fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable holding period requirements and other limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the applicable fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the fund and (ii) the portion of fund dividends which represents income from each foreign country.

      If the fund acquires any equity interest (including, under future regulations, not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the fund could be subject to federal income tax and additional interest charges on "excess distributions" actually or constructively received from such companies or on gain from the actual or deemed sale of stock in such companies, even if all income or gain actually realized by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The fund may limit and/or manage its holdings, if any, in passive foreign investment companies to limit the fund's tax liability or maximize its return from these investments.

      Investment in debt obligations by the fund that are at risk of or in default presents special tax issues for the fund. Tax rules are not entirely clear about issues such as when the fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the fund, in the event that it invests in such securities, in order to seek to ensure that the fund distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

      The fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent a fund earned dividend income from stock investments in U.S. domestic corporations. The fund is permitted to acquire stocks of U.S. domestic corporations, and it is therefore possible that a small portion of the fund's distributions, from the dividends attributable to such stocks, may qualify for the dividends received deduction. Such qualifying portion, if any, may affect a corporate shareholder's liability for alternative minimum tax and/or result in basis reductions and other consequences in certain circumstances.

      At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to undistributed taxable income and/or realized or unrealized appreciation in the fund's portfolio. Consequently, subsequent distributions by the fund with respect to such shares from such income and/or appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

      Upon a redemption or other disposition of shares of the fund in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or other disposition may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of the shares. In such a case, the disallowed portion of the loss generally would be included in the federal tax basis of the shares acquired. Any loss realized upon the redemption or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

      The foregoing discussion relates solely to U.S. federal income tax law consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, financial institutions, and securities dealers. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, as well as the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the fund in their particular circumstances.

      Federal law requires that the fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions or repurchases of fund shares paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement shareholders must certify on their Account Purchase Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

      Investors other than U.S. person may be subject to different U.S. tax treatment, including a nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the fund.

                             ADDITIONAL INFORMATION

      The fund's prospectus and this SAI omit certain information contained in the Trust's registration statement filed with the SEC, which may be obtained from the SEC's principal office at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the rules and regulations promulgated by the Commission or by accessing the SEC's Web site at http://www.sec.gov.

                        EXPERTS AND FINANCIAL STATEMENTS

      The fund's financial statements for the fiscal year ending December 31, 2001 will be audited by PricewaterhouseCoopers LLP.

                                    APPENDIX

                         MOODY'S RATINGS DEFINITIONS FOR
                         CORPORATE BONDS AND SOVEREIGN,
                            SUBNATIONAL AND SOVEREIGN
                                 RELATED ISSUES

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                            STANDARD & POOR'S RATINGS
                                   DEFINITIONS

      AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB - Debt rated BB is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

                                STANDARD & POOR'S
                        CHARACTERISTICS OF SOVEREIGN DEBT
                              OF FOREIGN COUNTRIES

      AAA - Stable, predictable governments with demonstrated track record of responding flexibly to changing economic and political circumstances

      Key players in the global trade and financial system:

      -     Prosperous and resilient economies, high per capita incomes
      -     Low fiscal deficits and government debt, low inflation
      -     Low external debt.

      AA - Stable, predictable governments with demonstrated track record of responding to changing economic and political circumstances

      -     slightly integrated into global trade and financial system
      -     Differ from AAAs only to a small degree because:
      - Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks)
      -     More variable fiscal deficits, government debt and inflation
      -     Moderate to high external debt.

      A - Politics evolving toward more open, predictable forms of governance in environment of rapid economic and social change

      - Established trend of integration into global trade and financial system
      - Economies are smaller, less prosperous and generally more vulnerable to adverse external influences (e.g., protection and terms of trade shocks), but
      - Usually rapid growth in output and per capita incomes - Manageable through variable fiscal deficits, government debt and inflation
      -     Usually low but variable debt

      - Integration into global trade and financial system growing but untested
      - Low to moderate income developing economies but variable performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      - Very high and variable debt, often graduates of Brady plan but track record not well established.

      BBB - Political factors a source of significant uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      - Integration into global trade and financial system growing but untested
      - Economies less prosperous and often more vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      -     High and variable external debt.

      BB - Political factors a source of major uncertainty, either because system is in transition or due to external threats, or both, often in environment of rapid economic and social change

      - Integration into global trade and financial system growing but untested
      - Low to moderate income developing economies, but variable performance and quite vulnerable to adverse external influences
      -     Variable to high fiscal deficits, government debt and inflation
      - Very high and variable debt, often graduates of Brady Plan but track record not well established

      In the case of sovereign, subnational and sovereign related issuers, a fund uses the foreign currency or domestic (local) currency rating depending upon how a security in the portfolio is denominated. In the case where a fund holds a security denominated in a domestic (local) currency and one of the rating services does not provide a domestic (local) currency rating for the issuer, the fund will use the foreign currency rating for the issuer; in the case where a fund holds a security denominated in a foreign currency and one of the rating services does not provide a foreign currency rating for the issuer, the fund will treat the security as being unrated.

                          DESCRIPTION OF DUFF & PHELPS

                         RATINGS FOR CORPORATE BONDS AND
                         FOR SOVEREIGN, SUBNATIONAL AND
                            SOVEREIGN RELATED ISSUERS

      AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

      AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

      A - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

      BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

      BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

      B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating guide.

                            FITCH IBCA INTERNATIONAL
                             LONG-TERM CREDIT RATING
                                   DEFINITIONS

      AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

      A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB - Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B - Bonds are considered highly speculative. The obligor's ability to pay interest and repay principal are currently being met, but a limited margin safety remains. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                        FITCH IBCA LONG-TERM RATINGS FOR
                                 NATIONAL ISSUES

      AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

      AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

      A - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

      BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

      BB - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Within the context of the country, these obligations are speculative to some degree and capacity for timely repayment remains susceptible over time to adverse changes in business, financial or economic conditions.

      B - Obligations for which capacity for timely repayment of principal and interest is uncertain relative to other obligors in the same country. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions and these obligations are more speculative than those in higher rated categories.

                                     PART C

                                OTHER INFORMATION

Item 24.  Exhibits

      (a)   Agreement and Declaration of Trust dated
            August 13, 1986***

      (a1)  Certificate of Designation of Standish Fixed Income Fund***

      (a2)  Certificate of Designation of Standish International Fund***

      (a3)  Certificate of Designation of Standish Securitized Fund***

      (a4)  Certificate of Designation of Standish Short-Term Asset Reserve
            Fund***

      (a5)  Certificate of Designation of Standish Marathon Fund***

      (a6)  Certificate of Amendment dated November 21, 1989***

      (a7)  Certificate of Amendment dated November 29, 1989***

      (a8)  Certificate of Amendment dated April 24, 1990***

      (a9)  Certificate of Designation of Standish Equity Fund***

      (a10) Certificate of Designation of Standish International Fixed Income Fund***

      (a11) Certificate of Designation of Standish Intermediate Tax Exempt Bond Fund***

      (a12) Certificate of Designation of Standish Massachusetts Intermediate Tax Exempt Bond Fund***

      (a13) Certificate of Designation of Standish Global Fixed Income Fund***

      (a14) Certificate of Designation of Standish Controlled Maturity Fund and Standish Fixed Income Fund II***

      (a15) Certificate of Designation of Standish Tax-Sensitive Small Cap Equity Fund and Standish Tax-Sensitive Equity Fund***

      (a16) Form of Certificate of Designation of Standish Equity Asset Fund, Standish Small Capitalization Equity Asset Fund, Standish Fixed Income Asset Fund and Standish Global Fixed Income Asset Fund***

      (a17) Form of Certificate of Designation of Standish Small Capitalization Equity Fund II***

      (a18) Certificate of Designation of Standish Small Capitalization Equity Asset Fund II, Standish Diversified Income Fund, Standish Diversified Income Asset Fund*

      (a19) Form of Certificate of Designation of Institutional Shares and Service Shares of Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund****

      (a20) Form of Certificate of Designation of Standish International Fixed Income Fund II*****

      (a21) Certificate of Designation of Standish Small Cap Value Fund and Standish International Small Cap Fund******

      (a22) Certificates of Designation of Standish Crossover Bond Fund, Standish Opportunistic High Yield Fund, Standish Opportunistic Emerging Markets Debt Fund and Standish High Yield Bond Fund#

      (a23) Amendment to the Agreement and Declaration of Trust dated March 4, 1999*****

      (b)   Bylaws of the Registrant***

      (c)   Not applicable

      (d1) Form of Investment Advisory Agreement between Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fund***

      (d2) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Securitized Fund***

      (d3) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed Income Fund***

      (d4) Assignment of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed Income Fund***

      (d5) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Intermediate Tax Exempt Bond Fund***

      (d6) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Massachusetts Intermediate Tax Exempt Bond Fund***

      (d7) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Controlled Maturity Fund***

      (d8) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Fixed Income Fund II***

      (d9) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Small Cap Tax-Sensitive Equity Fund***

      (d10) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Tax-Sensitive Equity Fund***

      (d11) Form of Assignment of Investment Advisory Agreement***

      (d12) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Fixed Income Fund II*****

      (d13) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Small Cap Value Fund******

      (d14) Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish International Small Cap Fund******

      (d15) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Crossover Bond Fund#

      (d16) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Opportunistic High Yield Fund#

      (d17) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Opportunistic Emerging Markets Debt Fund#

      (d18) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish High Yield Bond Fund#

      (e1) Underwriting Agreement between the Registrant and Standish Fund Distributors, L.P.***

      (f)   Not applicable

      (g1) Master Custody Agreement between the Registrant and Investors Bank & Trust Company***

      (g2) Custody Agreement between Registrant with respect to Standish International Equity Fund and Morgan Stanley Company***

      (g3) Master Custody Agreement between the Registrant and Morgan Stanley Trust Company***

      (h1) Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company***

      (h2) Most recently dated/filed revised Exhibit A to Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company*****

      (h3) Master Administration Agreement between the Registrant and Investors Bank & Trust Company***

      (h4) Form of Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant***

      (h5) Most recently dated/filed revised Exhibit A to Administrative Services Agreement between Standish, Ayer & Wood, Inc. and the Registrant***

      (h6) Form of Service Plan relating to Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund****

      (i)   Opinion and Consent of Counsel for the Registrant**

      (j)   Consent of Independent Public Accountants for the Registrant#

      (k)   Not applicable

      (l)   Not applicable

      (m)   Not applicable

      (n)   Not applicable

      (o) Multiple Class Plan pursuant to Rule 18f-3 relating to Standish Small Capitalization Equity Fund II and Standish International Fixed Income Fund****

      (p1) Code of Ethics for Standish, Ayer & Wood Investment Trust and Standish, Ayer & Wood Master Portfolio*******

      (p2) Code of Ethics for Standish, Ayer & Wood, Inc., Standish International Management Company, LLC and Standish Fund Distributors, L.P.*******

      (q1)  Power of Attorney for Registrant (Richard S. Wood)^

      (q2)  Power of Attorney for Registrant (Samuel C. Fleming)^

      (q3)  Power of Attorney for Registrant (Benjamin M. Friedman)^

      (q4)  Power of Attorney for Registrant (John H. Hewitt)^

      (q5)  Power of Attorney for Registrant (Edward H. Ladd)^

      (q6)  Power of Attorney for Registrant (Caleb Loring III)^

      (q7)  Power of Attorney for Registrant (D. Barr Clayson)^

      (q8)  Power of Attorney for Registrant (Paul G. Martins)**

      (q9)  Power of Attorney for Portfolio Trust (Richard S. Wood)^

      (q10) Power of Attorney for Portfolio Trust (Samuel C. Fleming, Benjamin
            M. Friedman, John H. Hewitt, Edward H. Ladd, Caleb Loring III, Richard S. Wood and D. Barr Clayson)+

      (q11) Power of Attorney for Portfolio Trust (Paul G. Martins)**

--------------------
      ^       Filed as an exhibit to Registration Statement No. 33-8214 and incorporated herein by reference thereto.
      +       Filed electronically as an exhibit to Registration Statement No.
              811-07603 and incorporated herein by reference thereto.
      *       Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post-Effective Amendment No. 81) and incorporated herein by reference thereto.
      **      Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post-Effective Amendment No. 82) and incorporated herein by reference thereto.
      ***     Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post-Effective Amendment No. 88) and incorporated by reference thereto.
      ****    Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post-Effective Amendment No. 91) and incorporated by reference thereto.
      *****   Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post-Effective Amendment No. 93) and incorporated by reference thereto.
      ******  Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post Effective Amendment No. 94) and incorporated by reference thereto.
      ******* Filed electronically as an exhibit to Registration Statement No.
              33-8214 (Post Effective Amendment No. 98) and incorporated by reference thereto.
      #       Filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification

Under the Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or is otherwise involved by reason of his being or having been a Trustee or officer of the Registrant. The Agreement and Declaration of Trust of the Registrant does not authorize indemnification where it is determined, in the manner specified in the Declaration, that such Trustee or officer has not acted in good faith in the reasonable belief that his actions were in the best interest of the Registrant. Moreover, the Declaration does not authorize indemnification where such Trustee or officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person against the Registrant in connection with the securities being registered, and the Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

The business and other connections of the officers and Directors of Standish, Ayer & Wood, Inc. ("Standish, Ayer & Wood"), the investment adviser to certain series of the Registrant, are listed on the Form ADV of Standish, Ayer & Wood as currently on file with the Commission (File No. 801-584), the text of which is hereby incorporated by reference.

The business and other connections of the officers and partners of Standish International Management Company, LLC ("SIMCO"), the investment adviser to certain other series of the Registrant, are listed on the Form ADV of SIMCO as currently on file with the Commission (File No. 801-639338), the text of which is hereby incorporated by reference.

The following sections of each such Form ADV are incorporated herein by reference:

(a) Items 1 and 2 of Part 2;

(b) Section IV, Business Background, of each Schedule D.

Item 27. Principal Underwriter

(a) Standish Fund Distributors, L.P. serves as the principal underwriter of each of the following series of the Registrant:

Standish Fixed Income Fund
Standish Short-Term Asset Reserve Fund
Standish International Fixed Income Fund
Standish International Fixed Income Fund II
Standish Global Fixed Income Fund
Standish Equity Fund
Standish Small Capitalization Equity Fund
Standish Massachusetts Intermediate Tax Exempt Bond Fund
Standish Intermediate Tax Exempt Bond Fund
Standish International Equity Fund
Standish Controlled Maturity Fund
Standish Small Cap Tax-Sensitive Equity Fund
Standish Tax-Sensitive Equity Fund
Standish Equity Asset Fund
Standish Small Capitalization Equity Asset Fund
Standish Fixed Income Asset Fund
Standish Global Fixed Income Asset Fund
Standish Small Cap Growth Fund
Standish World High Yield Fund
Standish Diversified Income Asset Fund
Standish Small Cap Value Fund
Standish International Small Cap Fund
Standish Crossover Bond Fund
Standish Opportunistic High Yield Fund
Standish Opportunistic Emerging Markets Debt Fund
Standish High Yield Bond Fund

(b) Directors and Officers of Standish Fund Distributors, L.P.:

Positions and Offices   Positions and Offices

Name                          with Underwriter            with Registrant
----                          ----------------            ---------------

James E. Hollis, III          Chief Executive Officer     Vice President

Beverly E. Banfield           Chief Operating Officer     Vice President

The General Partner of Standish Fund Distributors, L.P. is Standish, Ayer & Wood, Inc.

(c) Not applicable.

Item 28. Location of Accounts and Records

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at One Financial Center, Boston, Massachusetts 02111. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's transfer and dividend disbursing agent and custodian.

Item 29. Management Services

      Not applicable

Item 30. Undertakings

      Not applicable.

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 to be signed on its behalf by the undersigned, thereunto duly authorized, on the 13th day of October, 2000.

                                    STANDISH, AYER & WOOD
                                    INVESTMENT TRUST


                                    /s/ Anne P. Herrmann
                                    -----------------------------------
                                    Anne P. Herrmann, Vice President

The term "Standish, Ayer & Wood Investment Trust" means and refers to the Trustees from time to time serving under the Agreement and Declaration of Trust of the Registrant dated August 13, 1986, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding personally upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Registration Statement has been authorized by the Trustees of the Registrant and this Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature               Title                              Date

Richard S. Wood*              Trustee and President            October 13, 2000
------------------------      (principal executive officer)
Richard S. Wood


Paul G. Martins*              Treasurer (principal             October 13, 2000
-------------------------     financial and accounting
Paul G. Martins               officer)


D. Barr Clayson*              Trustee                          October 13, 2000
------------------------
D. Barr Clayson


Samuel C. Fleming*            Trustee                          October 13, 2000
------------------------
Samuel C. Fleming


Benjamin M. Friedman*         Trustee                          October 13, 2000
------------------------
Benjamin M. Friedman


John H. Hewitt*               Trustee                          October 13, 2000
------------------------
John H. Hewitt


Edward H. Ladd*               Trustee                          October 13, 2000
------------------------
Edward H. Ladd


Caleb Loring III*             Trustee                          October 13, 2000
------------------------
Caleb Loring III


*By:  /s/ Anne P. Herrmann
      ----------------------
      Anne P. Herrmann
      Attorney-In-Fact

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Standish, Ayer & Wood Master Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of Standish, Ayer & Wood Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Nashua, New Hampshire on the 13th day of October, 2000.

                                    STANDISH, AYER & WOOD
                                    MASTER PORTFOLIO


                                    /s/ Anne P. Herrmann
                                    -----------------------------------
                                    Anne P. Herrmann, Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of Standish, Ayer & Wood Investment Trust has been signed by the following persons in their capacities with Standish, Ayer & Wood Master Portfolio and on the date indicated.

Signature                     Title                                  Date

Richard S. Wood*              Trustee and President            October 13, 2000
------------------------      (principal executive officer)
Richard S. Wood


Paul G. Martins*              Treasurer (principal             October 13, 2000
-------------------------     financial and accounting
Paul G. Martins               officer)


D. Barr Clayson*              Trustee                          October 13, 2000
------------------------
D. Barr Clayson


Samuel C. Fleming*            Trustee                          October 13, 2000
------------------------
Samuel C. Fleming

Benjamin M. Friedman*         Trustee                          October 13, 2000
------------------------
Benjamin M. Friedman


John H. Hewitt*               Trustee                          October 13, 2000
------------------------
John H. Hewitt


Edward H. Ladd*               Trustee                          October 13, 2000
------------------------
Edward H. Ladd


Caleb Loring III*             Trustee                          October 13, 2000
------------------------
Caleb Loring III


*By:  /s/ Richard S. Wood
      ----------------------
      Richard S. Wood
      Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit

(a22) Certificates of Designation of Standish Crossover Bond Fund, Standish Opportunistic High Yield Fund, Standish Opportunistic Emerging Markets Debt Fund and Standish High Yield Bond Fund.

(d15) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Crossover Bond Fund.

(d16) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Opportunistic High Yield Fund.

(d17) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish Opportunistic Emerging Markets Debt Fund.

(d18) Form of Investment Advisory Agreement between the Registrant and Standish, Ayer & Wood, Inc. relating to Standish High Yield Bond Fund.

(j)   Consent of Independent Public Accountants for the Registrant